-------------------------------------------------------------------------------


                                      LOOMIS SAYLES AGGRESSIVE GROWTH FUND   E
                                                                             Q
                                             LOOMIS SAYLES CORE VALUE FUND   U
                                                                             I
                                      LOOMIS SAYLES GLOBAL TECHNOLOGY FUND   T
                                                                             Y
                                                 LOOMIS SAYLES GROWTH FUND
                                                                             F
                                   LOOMIS SAYLES INTERNATIONAL EQUITY FUND   U
                                                                             N
                                          LOOMIS SAYLES MID-CAP VALUE FUND   D
                                                                             S
                                       LOOMIS SAYLES SMALL CAP GROWTH FUND

                                        LOOMIS SAYLES SMALL CAP VALUE FUND

                                              LOOMIS SAYLES WORLDWIDE FUND

-------------------------------------------------------------------------------

                                              LOOMIS SAYLES FUNDS



                                     PROSPECTUS - FEBRUARY 1, 2000,
                                            AS REVISED MAY 24, 2000



Loomis, Sayles & Company, L.P., which has been an investment adviser since 1926, is the investment adviser of the Funds.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIME.

TABLE OF CONTENTS

RISK/RETURN SUMMARY                                               1
  General Information                                             1
  Loomis Sayles Aggressive Growth Fund                            2
  Loomis Sayles Core Value Fund                                   4
  Loomis Sayles Global Technology Fund                            6
  Loomis Sayles Growth Fund                                       7
  Loomis Sayles International Equity Fund                         9
  Loomis Sayles Mid-Cap Value Fund                               11
  Loomis Sayles Small Cap Growth Fund                            13
  Loomis Sayles Small Cap Value Fund                             15
  Loomis Sayles Worldwide Fund                                   17

SUMMARY OF PRINCIPAL RISKS                                       19

EXPENSES OF THE FUNDS                                            22

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS
AND RISK CONSIDERATIONS                                          24

MANAGEMENT                                                       32
  Investment Adviser                                             32
  Portfolio Managers                                             32
  Distribution Plans and Administrative and Other Fees           34

GENERAL INFORMATION                                              35
  Pricing                                                        35
  How to Purchase Shares                                         35
  How to Redeem Shares                                           37
  How to Exchange Shares                                         39
  Dividends and Distributions                                    39
  Tax Consequences                                               39

FINANCIAL HIGHLIGHTS                                             40

RISK/RETURN SUMMARY

GENERAL INFORMATION

The following is a summary of certain key information about the Loomis Sayles Equity Funds. You will find additional information about each Fund, including a detailed description of the risks of an investment in each Fund, after this summary.

This Risk/Return summary describes the Funds' objectives, principal investment strategies, principal risks, and performance. The summary for each Fund includes a short discussion of some of the principal risks of investing in each Fund. A further discussion of these and other principal risks begins after this summary.

More detailed descriptions of the Funds, including some of the additional risks associated with investing in the Funds, can be found further back in this Prospectus after the Summary of Principal Risks. Please be sure to read this additional information before you invest.

The Risk/Return summary includes bar charts showing the Funds' annual returns and tables showing the Funds' average annual returns. The bar charts and tables provide an indication of the historical risk of an investment in each Fund by showing:
- how the Fund's performance varied from year to year over the life of the Fund; and
- how the Fund's average annual returns for one year, five years, and over the life of the Fund compared to those of a broad-based securities market index.

A Fund's past performance, of course, does not necessarily indicate how it will perform in the future.

You can lose money by investing in a Fund. A Fund may not achieve its objective and is not intended to be a complete investment program. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                                        LOOMIS SAYLES FUNDS    1

LOOMIS SAYLES AGGRESSIVE GROWTH FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in common stocks or other equity securities of companies with market capitalizations that fall within the capitalization range of companies included in the Russell Mid-Cap Growth Index, although the Fund may invest in companies of any size.

In deciding which securities to buy and sell, Loomis Sayles seeks to identify companies that Loomis Sayles believes have distinctive products, technologies, or services, dynamic earnings growth, prospects for high levels of profitability, and solid management. Loomis Sayles typically does not consider current income.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may engage in foreign currency hedging transactions, options and futures transactions, and securities lending. The Fund also may invest in real estate investment trusts and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
- market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
- foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
- currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
- derivatives risk (the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment);
- liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and
- management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares. Until May 7, 1999, the Fund's name was the Loomis Sayles Mid-Cap Growth Fund.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      RETURN
1997   22.7%
1998   11.6%
1999  197.8%

THE FUND'S RETURNS WILL VARY.(1) FOR EXAMPLE, DURING THE PERIOD SHOWN IN THE BAR CHART, THE FUND'S BEST QUARTER WAS UP 83.4% (FOURTH QUARTER, 1999), AND THE FUND'S WORST QUARTER WAS DOWN 16.1% (THIRD QUARTER, 1998).

PERFORMANCE TABLE The following table compares the performance of the Fund to the Russell Mid-Cap Growth Index, a market capitalization weighted index of medium capitalization stocks determined by Russell to be growth stocks as measured by their price-to-book ratios and forecasted growth values. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

                                   AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------------
                                                                              Since
                                                                            Inception
                                                                 1 Year     (12/31/96)
--------------------------------------------------------------------------------------
LOOMIS SAYLES AGGRESSIVE GROWTH FUND
  Institutional Class                                             197.8%         59.7%
  Retail Class                                                    196.9%         59.3%
RUSSELL MID-CAP GROWTH INDEX                                       51.3%         29.8%

THE FUND'S PERFORMANCE THROUGH DECEMBER 31, 1999 BENEFITED FROM LOOMIS SAYLES' AGREEMENT TO LIMIT THE FUND'S EXPENSES.

---------------------------
(1)During the periods shown, a significant portion of the Fund's return was attributable to its investments in initial public offerings. No assurance can be given that the Fund will continue to be able to invest in intitial public offerings to the same extent, or that, if made, such investments will have the same effect on the Fund's performance.
                                                        LOOMIS SAYLES FUNDS    3

LOOMIS SAYLES CORE VALUE FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term growth of capital and income.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests substantially all of its assets in common stocks or their equivalent. The Fund invests primarily in medium-sized and large-sized companies, although it may invest in companies of any size.

In deciding which securities to buy and sell, Loomis Sayles generally looks for companies that Loomis Sayles believes are undervalued by the market in relation to earnings, dividends, assets, and growth prospects. The Fund's investments may include companies that have suffered significant business problems but that Loomis Sayles believes have favorable prospects for recovery.

Loomis Sayles does not consider current income when making buy/sell decisions. Loomis Sayles seeks to identify companies that Loomis Sayles believes have, among other things, attractive price/earnings, price/book, and price/cash flow ratios. Loomis Sayles generally seeks to find value by selecting individual stocks that Loomis Sayles believes are attractive, rather than by attempting to achieve investment growth by rotating the Fund's holdings among various sectors of the economy.

The Fund may invest up to 20% of its assets in securities of foreign issuers, including emerging markets securities. The Fund may engage in foreign currency hedging transactions and also may invest in real estate investment trusts and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
- market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
- foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
- currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
- liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and
- management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      RETURN
1992   14.1%
1993   11.9%
1994   -0.9%
1995   35.2%
1996   21.2%
1997   29.2%
1998   10.5%
1999   -1.3%

THE FUND'S RETURNS WILL VARY. FOR EXAMPLE, DURING THE PERIOD SHOWN IN THE BAR CHART, THE FUND'S BEST QUARTER WAS UP 15.7% (FOURTH QUARTER, 1998), AND THE FUND'S WORST QUARTER WAS DOWN 12.9% (THIRD QUARTER, 1999).

PERFORMANCE TABLE The following table compares the performance of the Fund to the Standard & Poor's 500 Index, a commonly used benchmark of U.S. equity securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

                                              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------
                                                                                          Since
                                                                                        Inception
                                                                 1 Year     5 Years     (5/13/91)
-------------------------------------------------------------------------------------------------
LOOMIS SAYLES CORE VALUE FUND
  Institutional Class                                             -1.3%       18.2%       14.1%
  Retail Class                                                    -1.6%       18.0%       14.0%
STANDARD & POOR'S 500 INDEX                                       21.0%       28.6%       19.4%(1)

FOR PERIODS BEFORE THE INCEPTION OF RETAIL CLASS SHARES (DECEMBER 31, 1996), PERFORMANCE SHOWN FOR THE RETAIL CLASS IS BASED ON THE PERFORMANCE OF THE FUND'S INSTITUTIONAL CLASS SHARES, ADJUSTED TO REFLECT THE HIGHER FEES PAID BY RETAIL CLASS SHARES. THE FUND'S PERFORMANCE THROUGH DECEMBER 31, 1999 BENEFITED FROM LOOMIS SAYLES' AGREEMENT TO LIMIT THE FUND'S EXPENSES.

---------------------------
(1)Since inception data for the index covers the period from the month-end following the Fund's inception date through December 31, 1999.
                                                        LOOMIS SAYLES FUNDS    5

LOOMIS SAYLES GLOBAL TECHNOLOGY FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term capital growth.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in common stocks or other equity securities of technology companies located in the United States or abroad. Technology companies include any companies that Loomis Sayles believes extensively use technology in their product development or operations.

In deciding which securities to buy and sell, Loomis Sayles seeks to identify companies that Loomis Sayles believes have distinctive products, technologies, or services, dynamic earnings growth, prospects for high levels of profitability, and solid management. Loomis Sayles typically does not consider current income when making buy/sell decisions.

The Fund may engage in options and futures transactions and foreign currency hedging transactions and also may invest in securities from issuers located in countries with emerging securities markets.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
- technology risk (the risk that the value of the Fund's shares will fall more as a result of adverse developments affecting the technology industries than shares of Funds that invest in a broader range of industries);
- market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
- foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
- currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
- derivatives risk (the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment);
- liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and
- management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

PERFORMANCE No performance information is available for the Fund because it has not yet been in operation for a full calendar year.

LOOMIS SAYLES GROWTH FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests substantially all of its assets in common stocks or their equivalent. The Fund focuses on stocks of large capitalization companies, but the Fund may invest in companies of any size.

In deciding which securities to buy and sell, Loomis Sayles first seeks to identify well-managed companies that Loomis Sayles believes have a leading position within their industry. Loomis Sayles then targets those companies that Loomis Sayles believes have the potential for strong revenue growth, accelerating earnings growth, and rising profit margins.

Loomis Sayles typically does not consider current income when making buy/sell decisions. Instead, Loomis Sayles looks for companies that Loomis Sayles believes have dynamic earnings growth and prospects for high levels of profitability, sustainable competitive advantages driven by proprietary products or technologies, and solid management whose interests are aligned with those of the company's shareholders.

The Fund typically buys stocks of companies that Loomis Sayles believes are undervalued relative to future growth prospects. The Fund typically sells a stock when Loomis Sayles believes the company's expected earnings or competitive situation no longer meet Loomis Sayles' expectations.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may engage in foreign currency hedging transactions and also may invest in Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
- market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
- foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
- currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
- liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and
- management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

                                                        LOOMIS SAYLES FUNDS    7

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      RETURN
1992    3.9%
1993    9.2%
1994   -3.7%
1995   30.9%
1996   19.9%
1997   24.5%
1998   12.9%
1999   42.5%

THE FUND'S RETURNS WILL VARY. FOR EXAMPLE, DURING THE PERIOD SHOWN IN THE BAR CHART, THE FUND'S BEST QUARTER WAS UP 33.2% (FOURTH QUARTER, 1999), AND THE FUND'S WORST QUARTER WAS DOWN 16.0% (THIRD QUARTER, 1998).

PERFORMANCE TABLE The following table compares the performance of the Fund to the Standard & Poor's 500 Index, a commonly used benchmark of U.S. equity securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

                                              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------
                                                                                          Since
                                                                                        Inception
                                                                 1 Year     5 Years     (5/16/91)
-------------------------------------------------------------------------------------------------
LOOMIS SAYLES GROWTH FUND
  Institutional Class                                              42.5%       25.7%       18.4%
  Retail Class                                                     42.2%       25.6%       18.3%
STANDARD & POOR'S 500 INDEX                                        21.0%       28.6%    19.4%(1)

FOR PERIODS BEFORE THE INCEPTION OF RETAIL CLASS SHARES (DECEMBER 31, 1996), PERFORMANCE SHOWN FOR THE RETAIL CLASS IS BASED ON THE PERFORMANCE OF THE FUND'S INSTITUTIONAL CLASS SHARES, ADJUSTED TO REFLECT THE HIGHER FEES PAID BY RETAIL CLASS SHARES. THE FUND'S PERFORMANCE THROUGH DECEMBER 31, 1999 BENEFITED FROM LOOMIS SAYLES' AGREEMENT TO LIMIT THE FUND'S EXPENSES.

---------------------------
(1)Since inception data for the index covers the period from the month-end following the Fund's inception date through December 31, 1999.

LOOMIS SAYLES INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total investment return through a combination of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in common stocks or other equity securities issued by companies headquartered or organized outside the United States. The Fund generally focuses on stocks of larger companies, but the Fund may invest in securities issued by companies of any size and in securities from countries with emerging markets.

In deciding which securities to buy and sell, Loomis Sayles seeks to identify companies that Loomis Sayles believes have distinctive products, technologies, or services, dynamic earnings growth, prospects for high levels of profitability, and solid management. Loomis Sayles typically does not consider current income when making buy/sell decisions.

The Fund may engage in foreign currency hedging transactions and options and futures transactions and also may invest in real estate investment trusts, Rule 144A securities and, to the extent permitted by the Investment Company Act of 1940, securities of closed-end investment companies.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
- foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
- currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
- market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
- derivatives risk (the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment);
- liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and
- management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

                                                        LOOMIS SAYLES FUNDS    9

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      RETURN
1992   -5.1%
1993   38.5%
1994   -1.8%
1995    8.7%
1996   18.3%
1997   -1.0%
1998    9.3%
1999   90.2%

THE FUND'S RETURNS WILL VARY. FOR EXAMPLE, DURING THE PERIOD SHOWN IN THE BAR CHART, THE FUND'S BEST QUARTER WAS UP 65.8% (FOURTH QUARTER, 1999), AND THE FUND'S WORST QUARTER WAS DOWN 12.7% (THIRD QUARTER, 1998).

PERFORMANCE TABLE The following table compares the performance of the Fund to the MSCI EAFE Index, an index that tracks the performance of more than 1,000 foreign stocks from 20 countries. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

                                              AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------
                                                                                          Since
                                                                                        Inception
                                                                 1 Year     5 Years     (5/10/91)
-------------------------------------------------------------------------------------------------
LOOMIS SAYLES INTERNATIONAL EQUITY FUND
  Institutional Class                                              90.2%       21.5%       15.8%
  Retail Class                                                     89.5%       21.3%       15.6%
MSCI EAFE INDEX                                                    27.0%       12.8%    10.4%(1)

FOR PERIODS BEFORE THE INCEPTION OF RETAIL CLASS SHARES (DECEMBER 31, 1996), PERFORMANCE SHOWN FOR RETAIL CLASS SHARES IS BASED ON THE PERFORMANCE OF THE FUND'S INSTITUTIONAL CLASS SHARES, ADJUSTED TO REFLECT THE HIGHER FEES PAID BY RETAIL CLASS SHARES. THE FUND'S PERFORMANCE THROUGH DECEMBER 31, 1999 BENEFITED FROM LOOMIS SAYLES' AGREEMENT TO LIMIT THE FUND'S EXPENSES.

---------------------------

-(1)Since inception data for the index covers the period from the month-end following the Fund's inception date through December 31, 1999.

LOOMIS SAYLES MID-CAP VALUE FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity securities of companies with market capitalizations that fall within the capitalization range of companies included in the Standard & Poor's Mid-Cap 400 Index.

In deciding which securities to buy and sell, Loomis Sayles generally looks for companies that Loomis Sayles believes are undervalued by the market in relation to earnings, dividends, assets, and growth prospects. The Fund's investments may include companies that have suffered significant business problems but that Loomis Sayles believes have favorable prospects for recovery.

Loomis Sayles does not consider current income when making buy/sell decisions. Loomis Sayles seeks to identify companies that Loomis Sayles believes have, among other things, attractive price/earnings, price/book, and price/cash flow ratios. Loomis Sayles generally seeks to find value by selecting individual stocks that Loomis Sayles believes are attractive, rather than by attempting to achieve investment growth by rotating the Fund's holdings among various sectors of the economy.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may engage in foreign currency hedging transactions, options and futures transactions, and securities lending. The Fund also may invest in real estate investment trusts, Rule 144A securities, and, to the extent permitted by the Investment Company Act of 1940, closed-end investment companies.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
- market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
- foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
- currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
- derivatives risk (the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment);
- liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and
- management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

                                                       LOOMIS SAYLES FUNDS    11

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      RETURN
1997   26.3%
1998    2.9%
1999    6.7%

THE FUND'S RETURNS WILL VARY. FOR EXAMPLE, DURING THE PERIOD SHOWN IN THE BAR CHART, THE FUND'S BEST QUARTER WAS UP 17.6% (FOURTH QUARTER, 1998), AND THE FUND'S WORST QUARTER WAS DOWN 19.0% (THIRD QUARTER, 1998).

PERFORMANCE TABLE The following table compares the performance of the Fund to the Standard & Poor's Mid-Cap 400 Index, an index that tracks the performance of stocks of 400 mid-sized companies. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

                                   AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------------
                                                                              Since
                                                                            Inception
                                                                 1 Year     (12/31/96)
--------------------------------------------------------------------------------------
LOOMIS SAYLES MID-CAP VALUE FUND
  Institutional Class                                               6.7%         11.5%
  Retail Class                                                      6.5%         11.2%
STANDARD & POOR'S MID-CAP 400 INDEX                                14.7%         21.8%

THE FUND'S PERFORMANCE THROUGH DECEMBER 31, 1999 BENEFITED FROM LOOMIS SAYLES' AGREEMENT TO LIMIT THE FUND'S EXPENSES.

LOOMIS SAYLES SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalent.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2,000 of the smallest U.S. companies. The Fund may invest the rest of its assets in larger companies.

In deciding which securities to buy and sell, Loomis Sayles seeks to identify companies that Loomis Sayles believes have distinctive products, technologies, or services, dynamic earnings growth, prospects for high levels of profitability, and solid management. Loomis Sayles typically does not consider current income when making buy/sell decisions.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may engage in foreign currency hedging transactions, options and futures transactions, and securities lending. The Fund also may invest in Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
- market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
- foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
- currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
- derivatives risk (the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment);
- liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and
- management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

                                                       LOOMIS SAYLES FUNDS    13

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      RETURN
1997   19.4%
1998   18.7%
1999   91.8%

THE FUND'S RETURNS WILL VARY. FOR EXAMPLE, DURING THE PERIOD SHOWN IN THE BAR CHART, THE FUND'S BEST QUARTER WAS UP 54.0% (FOURTH QUARTER, 1999), AND THE FUND'S WORST QUARTER WAS DOWN 21.9% (THIRD QUARTER, 1998).

PERFORMANCE TABLE The following table compares the performance of the Fund to the Russell 2000 Index. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

                                   AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999
--------------------------------------------------------------------------------------
                                                                              Since
                                                                            Inception
                                                                 1 Year     (12/31/96)
--------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP GROWTH FUND
  Institutional Class                                              91.8%         39.6%
  Retail Class                                                     91.3%         39.3%
RUSSELL 2000 INDEX                                                 43.1%         17.8%

THE FUND'S PERFORMANCE THROUGH DECEMBER 31, 1999 BENEFITED FROM LOOMIS SAYLES' AGREEMENT TO LIMIT THE FUND'S EXPENSES.

LOOMIS SAYLES SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE The Fund's investment objective is long-term capital growth from investments in common stocks or their equivalents.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity securities of companies with market capitalizations that fall within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2,000 of the smallest U.S. companies. The Fund may invest the rest of its assets in larger companies.

In deciding which securities to buy and sell, Loomis Sayles generally looks for companies that Loomis Sayles believes are undervalued by the market in relation to earnings, dividends, assets, and growth prospects. The Fund's investments may include companies that have suffered significant business problems but that Loomis Sayles believes have favorable prospects for recovery.

Loomis Sayles does not consider current income when making buy/sell decisions. Loomis Sayles seeks to identify companies that Loomis Sayles believes have, among other things, attractive price/earnings, price/book, and price/cash flow ratios. Loomis Sayles generally seeks to find value by selecting individual stocks that Loomis Sayles believes are attractive, rather than by attempting to achieve investment growth by rotating the Fund's holdings among various sectors of the economy.

The Fund may invest up to 20% of its assets in securities of foreign issuers, including emerging markets securities. The Fund may engage in foreign currency hedging transactions and also may invest in real estate investment trusts, Rule 144A securities, and, to the extent permitted by the Investment Company Act of 1940, securities of closed-end investment companies.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
- market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
- foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
- currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
- liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and
- management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

                                                       LOOMIS SAYLES FUNDS    15

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      RETURN
1992   13.1%
1993   24.7%
1994   -8.2%
1995   32.1%
1996   30.4%
1997   26.0%
1998   -1.1%
1999    0.4%

THE FUND'S RETURNS WILL VARY. FOR EXAMPLE, DURING THE PERIOD SHOWN IN THE BAR CHART, THE FUND'S BEST QUARTER WAS UP 18.1% (FOURTH QUARTER, 1998), AND THE FUND'S WORST QUARTER WAS DOWN 18.6% (THIRD QUARTER, 1998).

PERFORMANCE TABLE The following table compares the performance of the Fund to the Russell 2000 Index. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

                                                    AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999
-------------------------------------------------------------------------------------------------------
                                                                                                Since
                                                                                              Inception
                                                                    1 Year        5 Years     (5/13/91)
-------------------------------------------------------------------------------------------------------
LOOMIS SAYLES SMALL CAP VALUE FUND
  Institutional Class                                                     0.4%       16.6%        16.1%
  Retail Class                                                            0.0%       16.4%        16.0%
  Admin Class                                                            -0.3%       16.2%        15.9%
RUSSELL 2000 INDEX                                                       21.3%       16.7%     14.6%(1)

FOR PERIODS BEFORE THE INCEPTION OF RETAIL CLASS SHARES (DECEMBER 31, 1996) AND ADMIN CLASS SHARES (JANUARY 2, 1998), PERFORMANCE SHOWN FOR THOSE CLASSES IS BASED ON THE PERFORMANCE OF THE FUND'S INSTITUTIONAL CLASS SHARES, ADJUSTED TO REFLECT THE HIGHER FEES PAID BY RETAIL CLASS AND ADMIN CLASS SHARES. THE FUND'S PERFORMANCE THROUGH DECEMBER 31, 1999 BENEFITED FROM LOOMIS SAYLES' AGREEMENT TO LIMIT THE FUND'S EXPENSES.

---------------------------
(1)Since inception data for the index covers the period from the month-end following the Fund's inception date through December 31, 1999.

LOOMIS SAYLES WORLDWIDE FUND

INVESTMENT OBJECTIVE The Fund's investment objective is high total investment return through a combination of capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES The Fund invests primarily in equity and fixed income securities of U.S. and foreign issuers, including securities from issuers located in countries with emerging securities markets. Loomis Sayles' Global Asset Allocation Group allocates the Fund's assets among the following four sectors:
- Domestic equities.
- International equities.
- Domestic fixed income securities.
- International fixed income securities.

In deciding how to allocate the Fund's assets among the four sectors, Loomis Sayles' Global Asset Allocation Group attempts to determine the relative attractiveness of each of the four sectors based on fundamental factors such as economic cycles, relative interest rates, stock market valuations, and currency considerations.

In deciding which domestic equity securities to buy and sell, Loomis Sayles generally looks for companies that Loomis Sayles believes have the potential for superior earnings growth relative to current value.

In deciding which international equity securities to buy and sell, Loomis Sayles generally looks for companies that Loomis Sayles believes have the potential for superior earnings growth.

In deciding which domestic and international fixed income securities to buy and sell, Loomis Sayles generally looks for securities that Loomis Sayles believes are undervalued and have the potential for credit upgrades. Loomis Sayles may hedge currency risk for the Fund if Loomis Sayles believes the outlook for a particular foreign currency is unfavorable.

The Fund may engage in foreign currency hedging transactions and options and futures transactions. The Fund also may invest in collateralized mortgage obligations, zero coupon securities, when-issued securities, real estate investment trusts, and Rule 144A securities.

PRINCIPAL RISKS Among the principal risks of investing in the Fund are the following:
- foreign risk (the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, or economic changes);
- currency risk (the risk that the value of the Fund's investments will fall as a result of changes in exchange rates);
- market risk (the risk that the value of the Fund's investments will fall as a result of movements in financial markets generally);
- credit risk (the risk that companies in which the Fund invests, or with which it does business, will fail financially, and be unwilling or unable to meet their obligations to the Fund);

                                                       LOOMIS SAYLES FUNDS    17

- derivatives risk (the risk that the value of the Fund's derivative investments will fall as a result of pricing difficulties or lack of correlation with the underlying investment);
- liquidity risk (the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them); and
- management risk (the risk that Loomis Sayles' investment techniques will be unsuccessful and may cause the Fund to incur losses).

BAR CHART The following bar chart shows year-to-year changes in the performance of the Fund's Institutional Class shares.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

      RETURN
1997    3.5%
1998    3.0%
1999   60.5%

THE FUND'S RETURNS WILL VARY. FOR EXAMPLE, DURING THE PERIOD SHOWN IN THE BAR CHART, THE FUND'S BEST QUARTER WAS UP 45.1% (FOURTH QUARTER, 1999), AND THE FUND'S WORST QUARTER WAS DOWN 10.8% (THIRD QUARTER, 1998).

PERFORMANCE TABLE The following table compares the performance of the Fund to the Standard & Poor's 500 Index, a commonly used benchmark of U.S. equity securities. The index is unmanaged, has no operating costs, and is included in the table to facilitate your comparison of the Fund's performance to a broad-based market index.

                                  AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 1999
-------------------------------------------------------------------------------------
                                                                              Since
                                                                            Inception
                                                                 1 Year     (5/1/96)
-------------------------------------------------------------------------------------
LOOMIS SAYLES WORLDWIDE FUND
  Institutional Class                                              60.5%       18.6%
  Retail Class                                                     60.1%       18.2%
STANDARD & POOR'S 500 INDEX                                        21.0%    26.6%(1)

FOR PERIODS BEFORE THE INCEPTION OF RETAIL CLASS SHARES (DECEMBER 31, 1996), PERFORMANCE SHOWN FOR THE RETAIL CLASS IS BASED ON THE PERFORMANCE OF THE FUND'S INSTITUTIONAL CLASS SHARES, ADJUSTED TO REFLECT THE HIGHER FEES PAID BY RETAIL CLASS SHARES. THE FUND'S PERFORMANCE THROUGH DECEMBER 31, 1999 BENEFITED FROM LOOMIS SAYLES' AGREEMENT TO LIMIT THE FUND'S EXPENSES.

---------------------------
(1)Since inception data for the index covers the period from the month-end following the Fund's inception date through December 31, 1999.

SUMMARY OF PRINCIPAL RISKS

The value of your investment in a Fund will fluctuate with changes in the values of the Fund's investments. Many factors can affect those values. This section describes the principal risks that may affect a Fund's portfolio as a whole. All Funds could be subject to additional principal risks because the types of investments made by each Fund can change over time.

MARKET RISK

This is the risk that the value of a Fund's investments will change as financial markets fluctuate and that prices overall may decline. The value of a company's stock may fall as a result of factors that directly relate to that company, such as decisions made by its management or lower demand for the company's products or services. A stock's value also may fall because of factors affecting not just the company, but companies in its industry or in a number of different industries, such as increases in production costs. The value of a company's stock also may be affected by changes in financial market conditions, such as changes in interest rates or currency exchange rates. In addition, a company's stock generally pays dividends only after the company makes required payments to holders of its bonds or other debt. For this reason, the value of the stock will usually react more strongly than bonds and other fixed income securities to actual or perceived changes in the company's financial condition or prospects.

Market risk generally is greater for Funds that invest substantially in small and medium-sized companies, such as the Loomis Sayles Aggressive Growth Fund, the Loomis Sayles Mid-Cap Value Fund, the Loomis Sayles Small Cap Growth Fund, and the Loomis Sayles Small Cap Value Fund, since these companies tend to be more vulnerable to adverse developments than large companies.

FOREIGN RISK

This is the risk associated with investments in issuers located in foreign countries. A Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies.

The securities markets of many foreign countries are relatively small, with a limited number of issuers and a small number of securities. In addition, foreign companies often are not subject to the same degree of regulation as U.S. companies. Reporting, accounting, and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, or diplomatic developments can cause the value of a Fund's investments in a foreign country to decline. In the event of nationalization, expropriation, or other confiscation, a Fund that invests in foreign securities could lose its entire investment.

                                                       LOOMIS SAYLES FUNDS    19

Funds that may invest in emerging markets, such as the Loomis Sayles Global Technology Fund, the Loomis Sayles International Equity Fund, and the Loomis Sayles Worldwide Fund, may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability.

CURRENCY RISK

This is the risk that fluctuations in exchange rates between the U.S. dollar and foreign currencies may cause the value of a Fund's investments to decline. Each of the Funds is subject to currency risk because it may invest in securities denominated in, or receiving revenues in, foreign currencies.

LEVERAGING RISK

When a Fund borrows money or otherwise leverages its portfolio, the value of an investment in the Fund will be more volatile, and all other risks generally are compounded. Since the Funds may create leverage by using investments such as repurchase agreements, inverse floating rate instruments or derivatives, or by borrowing money, each Fund faces this risk.

DERIVATIVES RISK

Each Fund may use derivatives, which are financial contracts whose value depends upon or is derived from the value of an underlying asset, reference rate, or index. Examples of derivatives include options, futures, and swap transactions. The Funds may use derivatives as part of a strategy designed to reduce other risks ("hedging"). The Funds also may use derivatives to earn income, enhance yield, and broaden Fund diversification. This use of derivatives entails greater risk than using derivatives solely for hedging purposes. Funds that use derivatives also face additional risks, such as the credit risk of the other party to a derivative contract, the risk of difficulties in pricing and valuation, and the risk that changes in the value of a derivative may not correlate perfectly with relevant assets, rates, or indices.

LIQUIDITY RISK

Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling out of these illiquid securities at an advantageous price. Derivatives and securities that involve substantial credit risk tend to involve greater liquidity risk. In addition, liquidity risk tends to increase to the extent a Fund invests in securities whose sale may be restricted by law or by contract, such as Rule 144A securities.

MANAGEMENT RISK

Management risk is the risk that Loomis Sayles' investment techniques could fail to achieve a Fund's objective and could cause your investment in a Fund to lose value. Each Fund is subject to management risk because each Fund is actively managed by Loomis Sayles. Loomis Sayles will apply its investment techniques and risk analyses in making investment decisions for each Fund, but there can be no guarantee that Loomis Sayles' decisions will produce the desired results. For example, in some cases derivative and other investment techniques may be unavailable or Loomis Sayles may determine not to use them, even under market conditions where their use could have benefited a Fund.

CREDIT RISK

This is the risk that the issuer or the guarantor of a fixed income security, or the counterparty to an over-the-counter transaction, will be unable or unwilling to make timely payments of interest or principal or to otherwise honor its obligations. Each of the Funds may be subject to credit risk to the extent that it invests in fixed income securities or over-the-counter transactions.

Funds that may invest a significant portion of their assets in foreign fixed income securities, such as the Loomis Sayles Worldwide Fund, are subject to increased credit risk because of the difficulties of requiring foreign entities to honor their contractual commitments.

Funds that invest in lower rated fixed income securities ("junk bonds") are subject to greater credit risk and market risk than Funds that invest in higher quality fixed income securities. Lower rated fixed income securities are considered predominantly speculative with respect to the ability of the issuer to make timely principal and interest payments.

                                                       LOOMIS SAYLES FUNDS    21

EXPENSES OF THE FUNDS

The following table presents the expenses that you would pay if you buy and hold shares of a Fund.

None of the Funds imposes a sales charge, a redemption fee, or an exchange fee.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                                                                 Fee
                                                               Total Annual    Waiver/
                         Management  Distribution    Other    Fund Operating Reimburse-      Net
Loomis Sayles Fund/Class    Fees     (12b-1) Fees  Expenses      Expenses      ment**    Expenses**
----------------------------------------------------------------------------------------------------
 Aggressive Growth Fund
    Institutional Class     .75%        none         2.21%        2.96%         1.96%       1.00%
    Retail Class            .75%        .25%         8.05%        9.05%         7.80%       1.25%
----------------------------------------------------------------------------------------------------
 Core Value Fund
    Institutional Class     .50%        none         .28%         .78%          none        .78%
    Retail Class            .50%        .25%         2.60%        3.35%         2.25%       1.10%
----------------------------------------------------------------------------------------------------
 Global Technology Fund*
    Institutional Class     1.00%       none         .95%         1.95%         .45%        1.50%
    Retail Class            1.00%       .25%         1.08%        2.33%         .58%        1.75%
----------------------------------------------------------------------------------------------------
 Growth Fund
    Institutional Class     .50%        none         .68%         1.18%         .33%        .85%
    Retail Class            .50%        .25%         3.68%        4.43%         3.33%       1.10%
----------------------------------------------------------------------------------------------------
 International Equity
 Fund
    Institutional Class     .75%        none         .47%         1.22%         .22%        1.00%
    Retail Class            .75%        .25%        11.33%       12.33%        11.08%       1.25%
----------------------------------------------------------------------------------------------------
 Mid-Cap Value Fund
    Institutional Class     .75%        none         3.26%        4.01%         3.01%       1.00%
    Retail Class            .75%        .25%        12.62%       13.62%        12.37%       1.25%
----------------------------------------------------------------------------------------------------
 Small Cap Growth Fund
    Institutional Class     .75%        none         .36%         1.11%         .11%        1.00%
    Retail Class            .75%        .25%         .80%         1.80%         .55%        1.25%
----------------------------------------------------------------------------------------------------
 Small Cap Value Fund
    Institutional Class     .75%        none         .15%         .90%          none        .90%
    Retail Class            .75%        .25%         .20%         1.20%         none        1.20%
    Admin Class             .75%        .25%        .70%***       1.70%         0.20%       1.50%
----------------------------------------------------------------------------------------------------
 Worldwide Fund
    Institutional Class     .75%        none         2.71%        3.46%         2.46%       1.00%
    Retail Class            .75%        .25%        19.19%       20.19%        18.94%       1.25%
----------------------------------------------------------------------------------------------------
 *   OTHER EXPENSES FOR THE GLOBAL TECHNOLOGY FUND ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT
     FISCAL YEAR.
 **   REFLECTS LOOMIS SAYLES' CONTRACTUAL OBLIGATION TO LIMIT THE FUNDS' EXPENSES THROUGH
      FEBRUARY 1, 2001. INSTITUTIONAL CLASS SHARES OF THE CORE VALUE FUND AND INSTITUTIONAL AND
      RETAIL CLASS SHARES OF THE SMALL CAP VALUE FUND ARE CURRENTLY UNAFFECTED BY THE EXPENSE
      LIMITATION.
 ***  OTHER EXPENSES INCLUDE AN ADMINISTRATIVE FEE OF .25% FOR ADMIN CLASS SHARES.
----------------------------------------------------------------------------------------------------

EXAMPLE

The following example translates the "Total Annual Fund Operating Expenses" column shown in the preceding table into dollar amounts. This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

This example makes certain assumptions. It assumes that you invest $10,000 in a Fund for the time periods shown and then redeem all your shares at the end of those periods. This example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Please remember that this example is hypothetical, so that your actual costs and returns may be higher or lower.

--------------------------------------------------------------------------------
 Fund/Class                        1 Year*    3 Years*    5 Years*    10 Years*
--------------------------------------------------------------------------------
 Loomis Sayles Aggressive Growth
Fund
    Institutional Class             $102        $730       $1,385      $3,140
    Retail Class                    $127       $1,930      $3,589      $7,185
--------------------------------------------------------------------------------
 Loomis Sayles Core Value Fund
    Institutional Class              $80        $249        $433        $966
    Retail Class                    $112        $820       $1,551      $3,487
--------------------------------------------------------------------------------
 Loomis Sayles Global Technology
Fund
    Institutional Class             $153        $569         n/a         n/a
    Retail Class                    $178        $672         n/a         n/a
--------------------------------------------------------------------------------
 Loomis Sayles Growth Fund
    Institutional Class              $87        $342        $617       $1,402
    Retail Class                    $112       $1,038      $1,974      $4,362
--------------------------------------------------------------------------------
 Loomis Sayles International
Equity Fund
    Institutional Class             $102        $365        $649       $1,458
    Retail Class                    $127       $2,502      $4,541      $8,466
--------------------------------------------------------------------------------
 Loomis Sayles Mid-Cap Value
Fund
    Institutional Class             $102        $944       $1,803      $4,027
    Retail Class                    $127       $2,715      $4,876      $8,845
--------------------------------------------------------------------------------
 Loomis Sayles Small Cap Growth
Fund
    Institutional Class             $102        $342        $601       $1,342
    Retail Class                    $127        $513        $924       $2,071
--------------------------------------------------------------------------------
 Loomis Sayles Small Cap Value
Fund
    Institutional Class              $92        $287        $498       $1,108
    Retail Class                    $122        $381        $660       $1,455
    Admin Class                     $153        $516        $904       $1,992
--------------------------------------------------------------------------------
 Loomis Sayles Worldwide Fund
    Institutional Class             $102        $833       $1,586      $3,574
    Retail Class                    $127       $3,705      $6,278      $9,977
--------------------------------------------------------------------------------
 * EXPENSES SHOWN FOR EACH CLASS, EXCEPT FOR THE INSTITUTIONAL CLASS OF THE
   LOOMIS SAYLES CORE VALUE FUND AND THE INSTITUTIONAL AND RETAIL CLASSES OF THE
   LOOMIS SAYLES SMALL CAP VALUE FUND, INCLUDE THE FEE WAIVER/ REIMBURSEMENT FOR
   THE FIRST YEAR OF EACH PERIOD.
--------------------------------------------------------------------------------

                                                       LOOMIS SAYLES FUNDS    23

MORE INFORMATION ABOUT THE FUNDS' INVESTMENTS AND RISK CONSIDERATIONS

This section provides more information on each Fund's investments and risk considerations. Except for any investment policies that are identified as "fundamental," the investment objectives and the investment policies and strategies of each Fund may be changed without a vote of the Fund's shareholders.

Each of the Funds may use any of the investment strategies described in this section. Some of these investment strategies are principal investment strategies for the Funds, while others are secondary investment strategies for the Funds.

TEMPORARY DEFENSIVE STRATEGIES

For temporary defensive purposes, each of the Funds may invest any portion of its assets in cash or in any securities Loomis Sayles deems appropriate. Although Loomis Sayles has the option to use these defensive strategies, Loomis Sayles may choose not to use them for a variety of reasons, even in very volatile market conditions. A Fund may miss certain investment opportunities if it uses defensive strategies and thus may not achieve its investment objective.

PORTFOLIO TURNOVER

Portfolio turnover considerations will not limit Loomis Sayles' investment discretion in managing the assets of each Fund. Each Fund anticipates that its portfolio turnover rate will vary significantly from time to time depending on the volatility of economic and market conditions. High portfolio turnover may generate higher costs and higher levels of taxable gains, both of which may hurt the performance of your investment.

COMMON STOCKS AND OTHER EQUITY SECURITIES

Common stocks and their equivalents, together called "equity securities," are generally volatile and more risky than some other forms of investment. Equity securities of companies with relatively small market capitalizations may be more volatile than the securities of larger, more established companies and than the broad equity market indices.

GROWTH STOCKS

Stocks of companies that Loomis Sayles believes have earnings that will grow faster than the economy as a whole are known as growth stocks. The Loomis Sayles Aggressive Growth Fund, the Loomis Sayles Global Technology Fund, the Loomis Sayles International Equity Fund, and the Loomis Sayles Small Cap Growth Fund generally invest a significant portion of their assets in growth stocks. Growth stocks typically trade at higher multiples of current earnings than other stocks. As a result, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If Loomis Sayles' assessment of the prospects for a company's earnings growth is wrong, or if its judgment of how other investors will value the company's earnings growth is wrong, then the price of that company's stock may fall or may not approach the value that Loomis Sayles has placed on it.

VALUE STOCKS

Stocks of companies that are not expected to experience significant earnings growth, but whose stocks Loomis Sayles believes are undervalued compared to their true worth, are known as value stocks. The Loomis Sayles Core Value Fund, the Loomis Sayles Mid-Cap Value Fund, and the Loomis Sayles Small Cap Value Fund generally invest a significant portion of their assets in value stocks. These companies may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If Loomis Sayles' assessment of a company's prospects is wrong, or if other investors do not eventually recognize the value of the company, then the price of the company's stock may fall or may not approach the value that Loomis Sayles has placed on it.

WHEN-ISSUED SECURITIES

A "when-issued" security involves a Fund entering into a commitment to buy a security before the security has been issued. The Fund's payment obligation and the interest rate on the security are determined when the Fund enters into the commitment. The security is typically delivered to the Fund 15 to 120 days later. No interest accrues on the security between the time the Fund enters into the commitment and the time the security is delivered. If the value of the security being purchased falls between the time a Fund commits to buy it and the payment date, the Fund may sustain a loss. The risk of this loss is in addition to the Fund's risk of loss on the securities actually in its portfolio at the time. In addition, when the Fund buys a security on a when-issued basis, it is subject to the risk that market rates of interest will increase before the time the security is delivered, with the result that the yield on the security delivered to the Fund may be lower than the yield available on other, comparable securities at the time of delivery. If a Fund has outstanding obligations to buy when-issued securities, it will segregate liquid assets at its custodian bank in an amount sufficient to satisfy these obligations.

RULE 144A SECURITIES

Rule 144A securities are privately offered securities that can be resold only to certain qualified institutional buyers. Rule 144A securities are treated as illiquid, unless Loomis Sayles has determined, under guidelines established by Loomis Sayles Funds' trustees, that a particular issue of Rule 144A securities is liquid.

FOREIGN SECURITIES

Securities of issuers organized or headquartered outside the United States are foreign securities. Foreign securities may present risks not associated with

                                                       LOOMIS SAYLES FUNDS    25
investments in comparable securities of U.S. issuers. There may be less information publicly available about a foreign corporate or governmental issuer than about a U.S. issuer, and foreign corporate issuers are generally not subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and securities custody costs are often higher than in the United States. With respect to certain foreign countries, there is a possibility of governmental expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of investments in those countries. A Fund's receipt of interest on foreign government securities may depend on the availability of tax or other revenues to satisfy the issuer's obligations.

A Fund's investments in foreign securities may include investments in countries whose economies or securities markets are not yet highly developed. Special considerations associated with these investments (in addition to the considerations regarding foreign investments generally) may include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, highly limited numbers of potential buyers for such securities, and delays and disruptions in securities settlement procedures.

Since most foreign securities are denominated in foreign currencies or traded primarily in securities markets in which settlements are made in foreign currencies, the value of these investments and the net investment income available for distribution to shareholders of a Fund investing in these securities may be affected by changes in currency exchange rates, exchange control regulations, or foreign withholding taxes. Changes in the value relative to the U.S. dollar of a foreign currency in which a Fund's holdings are denominated will result in a change in the U.S. dollar value of a Fund's assets and the Fund's income available for distribution.

In addition, although part of a Fund's income may be received or realized in foreign currencies, the Fund will be required to compute and distribute its income in U.S. dollars. Therefore, if the value of a currency relative to the U.S. dollar declines after the Fund's income has been earned in that currency, translated into U.S. dollars, and declared as a dividend, but before payment of the dividend, the Fund could be required to liquidate portfolio securities to pay the dividend. Similarly, if the value of a currency relative to the U.S. dollar declines between the time the Fund accrues expenses in U.S. dollars and the time such expenses are paid, the amount of foreign currency required to be converted into U.S. dollars will be greater than the equivalent amount in foreign currency of the expenses at the time they were incurred.

In determining whether to invest assets of the Funds in securities of a particular foreign issuer, Loomis Sayles will consider the likely effects of foreign taxes on the net yield available to the Fund and its shareholders. Compliance with foreign tax law may reduce a Fund's net income available for distribution to shareholders.

FOREIGN CURRENCY HEDGING TRANSACTIONS

Foreign currency hedging transactions are an effort to protect the value of specific portfolio positions or to anticipate changes in relative values of currencies in which current or future Fund portfolio holdings are denominated or quoted. For example, to protect against a change in the foreign currency exchange rate between the date on which a Fund contracts to purchase or sell a security and the settlement date for the purchase or sale, or to "lock in" the equivalent of a dividend or interest payment in another currency, a Fund might purchase or sell a foreign currency on a spot (that is, cash) basis at the prevailing spot rate. If conditions warrant, the Funds may also enter into private contracts to purchase or sell foreign currencies at a future date ("forward contracts"). The Funds might also purchase exchange-listed and over-the-counter call and put options on foreign currencies. Over-the-counter currency options are generally less liquid than exchange-listed options and will be treated as illiquid assets. The Funds may not be able to dispose of over-the-counter options readily.

Foreign currency transactions involve costs and may result in losses.

REPURCHASE AGREEMENTS

A repurchase agreement involves a Fund buying securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for a Fund to earn a return on available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligations to repurchase.

REAL ESTATE INVESTMENT TRUSTS

Real estate investment trusts (REITs) involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, and are subject to heavy cash flow dependency, risks of default by borrowers, and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and failing to maintain their exemptions from registration under the Investment Company Act of 1940.

REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than larger securities. A Fund's investment in a REIT may require the Fund to accrue and distribute income not yet received or may result in the Fund making

                                                       LOOMIS SAYLES FUNDS    27
distributions that constitute a return of capital to Fund shareholders for federal income tax purposes. In addition, distributions by a Fund from REITs will not qualify for the corporate dividends-received deduction.

OPTIONS AND FUTURES TRANSACTIONS

Options and futures transactions involve a Fund buying, selling, or writing options (or buying or selling futures contracts) on securities, securities indices, or currencies. Funds may engage in these transactions either to enhance investment return or to hedge against changes in the value of other assets that the Funds own or intend to acquire. Options and futures fall into the broad category of financial instruments known as "derivatives" and involve special risks. Use of options or futures for other than hedging purposes may be considered a speculative activity, involving greater risks than are involved in hedging.

Options can generally be classified as either "call" or "put" options. There are two parties to a typical options transaction: the "writer" and the "buyer." A call option gives the buyer the right to buy a security or other asset (such as an amount of currency or a futures contract) from, and a put option gives the buyer the right to sell a security or other asset to, the option writer at a specified price, on or before a specified date. The buyer of an option pays a premium when purchasing the option, which reduces the return on the underlying security or other asset if the option is exercised, and results in a loss if the option expires unexercised. The writer of an option receives a premium from writing an option, which may increase its return if the option expires or is closed out at a profit. If a Fund as the writer of an option is unable to close out an unexpired option, it must continue to hold the underlying security or other asset until the option expires, to "cover" its obligation under the option.

A futures contract creates an obligation by the seller to deliver and the buyer to take delivery of the type of instrument or cash at the time and in the amount specified in the contract. Although many futures contracts call for the delivery (or acceptance) of the specified instrument, futures are usually closed out before the settlement date through the purchase (or sale) of a comparable contract. If the price of the sale of the futures contract by a Fund is less than the price of the offsetting purchase, the Fund will realize a loss.

The value of options purchased by a Fund and futures contracts held by a Fund may fluctuate based on a variety of market and economic factors. In some cases, the fluctuations may offset (or be offset by) changes in the value of securities held in a Fund's portfolio. All transactions in options and futures involve the possible risk of loss to the Fund of all or a significant part of the value of its investment. In some cases, the risk of loss may exceed the amount of the Fund's investment. When a Fund writes a call option or sells a futures contract without holding the underlying securities, currencies, or futures contracts, its potential loss is unlimited. The Fund will be required, however, to set aside with its custodian bank liquid assets in amounts sufficient at all times to satisfy its obligations under options and futures contracts.

The successful use of options and futures will usually depend on Loomis Sayles' ability to forecast stock market, currency, or other financial market movements correctly. The Fund's ability to hedge against adverse changes in the value of securities held in its portfolio through options and futures also depends on the degree of correlation between changes in the value of futures or options positions and changes in the values of the portfolio securities. The successful use of futures and exchange-traded options also depends on the availability of a liquid secondary market to enable a Fund to close its positions on a timely basis. There can be no assurance that such a market will exist at any particular time. In the case of options that are not traded on an exchange ("over-the-counter" options), a Fund is at risk that the other party to the transaction will default on its obligations, or will not permit a Fund to terminate the transaction before its scheduled maturity.

The options and futures markets of foreign countries are small compared to those of the U.S. and consequently are characterized in most cases by less liquidity than U.S. markets. In addition, foreign markets may be subject to less detailed reporting requirements and regulatory controls than U.S. markets. Furthermore, investments in options in foreign markets are subject to many of the same risks as other foreign investments. See "Foreign Securities" above.

SECURITIES LENDING

Securities lending involves a Fund lending its portfolio securities to broker-dealers or other parties under contracts calling for the deposit by the borrower with the Fund's custodian of cash collateral equal to at least the market value of the securities loaned, marked to market on a daily basis. The Fund will continue to benefit from interest or dividends on the securities loaned and will also receive interest through investment of the cash collateral in short-term liquid investments. No loans will be made if, as a result, the aggregate amount of such loans outstanding at any time would exceed 33 1/3% of the Fund's assets (taken at current value). Any voting rights, or rights to consent, relating to securities loaned pass to the borrower. However, if a material event affecting the investment occurs, such loans will be called so that the securities may be voted by the Fund. The Fund pays various fees in connection with such loans, including shipping fees and reasonable custodial or placement fees.

Securities loans must be fully collateralized at all times, but involve some credit risk to the Fund if the borrower defaults on its obligation and the Fund is delayed or prevented from recovering the collateral.

FIXED INCOME SECURITIES

Fixed income securities pay a specified rate of interest or dividends, or a rate that is adjusted periodically by reference to some specified index or market rate. Fixed income securities include securities issued by federal, state, local and foreign governments and related agencies, and by a wide range of private or corporate issuers. Fixed income securities include, among others, bonds, debentures, notes, bills, and commercial paper. Because interest rates vary, it is impossible to predict

                                                       LOOMIS SAYLES FUNDS    29
the income of a Fund for any particular period. If a Fund holds fixed income securities, the net asset value of the Fund's shares will vary as a result of changes in the value of the fixed income securities in the Fund's portfolio. A Fund may continue to hold fixed income securities that are downgraded in quality subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

ZERO COUPON SECURITIES

These securities are fixed income securities that accrue interest at a specified rate, but do not pay interest in cash on a current basis. A Fund investing in zero coupon securities is required to distribute the income on these securities to Fund shareholders as the income accrues, even though the Fund is not receiving the income in cash on a current basis. The Fund thus may have to sell other investments to obtain cash to make income distributions at times when Loomis Sayles would not otherwise deem it advisable to do so. The market value of zero coupon securities often is more volatile than that of other fixed income securities of comparable quality and maturity.

COLLATERALIZED MORTGAGE OBLIGATIONS

A collateralized mortgage obligation (CMO) is a security backed by a portfolio of mortgages or mortgage-backed securities held under an indenture. CMOs may be issued either by U.S. Government instrumentalities or by non-governmental entities. The issuer's obligation to make interest and principal payments is secured by the underlying portfolio of mortgages or mortgage-backed securities. CMOs are issued with a number of classes or series which have different maturities and which may represent interests in some or all of the interest or principal on the underlying collateral or a combination thereof. CMOs of different classes are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid. In the event of sufficient early prepayments on such mortgages, the class or series of CMOs first to mature generally will be retired prior to its maturity. As with other mortgage-backed securities, if a particular class or series of CMOs held by a Fund is retired early, the Fund would lose any premium it paid when it acquired the investment, and the Fund may have to reinvest the proceeds at a lower interest rate than the retired CMO paid. Because of the early retirement feature, CMOs may be more volatile than many other fixed-income investments.

CLOSED-END INVESTMENT COMPANIES

A closed-end investment company is a fund that does not redeem its shares on a daily basis. As a result, an investment in a closed-end investment company may be less liquid than an investment that can be sold any time a Fund decides to sell. Since the value of a closed-end investment company is based on the value of the individual securities it holds, a closed-end investment company's value will fall if the value of its underlying securities declines. As a shareholder in a closed-end investment company, a Fund will bear its ratable share of the investment company's expenses, including management fees, and will remain subject to the investment company's advisory and administration fees with respect to the assets so invested.

CONVERTIBLE SECURITIES

Convertible securities include corporate bonds, notes, or preferred stocks of U.S. or foreign issuers that can be converted into (that is, exchanged for) common stocks or other equity securities at a stated price or rate. Convertible securities also include other securities, such as warrants, that provide an opportunity for equity participation. Because convertible securities can be converted into equity securities, their value will normally vary in some proportion with those of the underlying equity securities. Due to the conversion feature, convertible securities generally yield less than nonconvertible fixed income securities of similar credit quality and maturity. A Fund's investment in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock at a specified date and conversion ratio, or that are convertible at the option of the issuer. When conversion is not at the option of the holder, the Fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock has declined substantially.

                                                       LOOMIS SAYLES FUNDS    31

MANAGEMENT

INVESTMENT ADVISER

The Board of Trustees of Loomis Sayles Funds oversees each of the Funds and supervises the Funds' investment adviser, Loomis, Sayles & Company, L.P. ("Loomis Sayles"), which is located at One Financial Center, Boston, Massachusetts.

Loomis Sayles was founded in 1926 and is one of the country's oldest and largest investment firms. Loomis Sayles is responsible for making investment decisions for each Fund and for managing each Fund's other affairs and business, including providing executive and other personnel for the management of each Fund.

As previously described in the "Expenses of the Funds" section, each Fund pays Loomis Sayles a monthly investment advisory fee, also known as a management fee, for these services. These fees are expressed as a percentage of the Fund's average net assets:

Fund                                               Management Fee
---------------------------------------------------------------------
 Loomis Sayles Aggressive Growth Fund                   .75%
---------------------------------------------------------------------
 Loomis Sayles Core Value Fund                          .50%
---------------------------------------------------------------------
 Loomis Sayles Global Technology Fund                  1.00%
---------------------------------------------------------------------
 Loomis Sayles Growth Fund                              .50%
---------------------------------------------------------------------
 Loomis Sayles International Equity Fund                .75%
---------------------------------------------------------------------
 Loomis Sayles Mid-Cap Value Fund                       .75%
---------------------------------------------------------------------
 Loomis Sayles Small Cap Growth Fund                    .75%
---------------------------------------------------------------------
 Loomis Sayles Small Cap Value Fund                     .75%
---------------------------------------------------------------------
 Loomis Sayles Worldwide Fund                           .75%
---------------------------------------------------------------------

Certain expenses incurred by each Class of each Fund, except the Loomis Sayles Core Value Fund (Institutional Class) and the Loomis Sayles Small Cap Value Fund (Institutional Class and Retail Class), would have been higher if not for Loomis Sayles' contractual obligation to limit the Funds' expenses through February 1, 2001.

PORTFOLIO MANAGERS

The following persons have had primary responsibility for the day-to-day management of each indicated Fund's portfolio since the date stated below. Except as noted, each of these portfolio managers has been employed by Loomis Sayles for at least five years.

LOOMIS SAYLES AGGRESSIVE GROWTH FUND Christopher R. Ely, David L. Smith, and Philip C. Fine, Vice Presidents of Loomis Sayles Funds and of Loomis Sayles, have served as portfolio managers of the Fund since 1999. Prior to joining Loomis

Sayles in 1996, Mr. Ely was senior vice president and portfolio manager, and Mr. Fine and Mr. Smith were vice presidents and portfolio managers, of Keystone Investment Management Company, Inc.

LOOMIS SAYLES CORE VALUE FUND Jeffrey W. Wardlow, Vice President of Loomis Sayles Funds and of Loomis Sayles, has served as portfolio manager of the Fund since its inception in 1991. Isaac H. Green, Director, Vice President and Managing Partner of Loomis Sayles and Vice President of Loomis Sayles Funds, and James L. Carroll, Vice President of Loomis Sayles Funds and of Loomis Sayles, have served as portfolio managers of the Fund since 1997. Prior to joining Loomis Sayles in 1996, Mr. Carroll was a managing director and senior energy analyst at PaineWebber, Inc.

LOOMIS SAYLES GLOBAL TECHNOLOGY FUND Eswar Menon, Vice President of Loomis Sayles and of Loomis Sayles Funds, leads a team of portfolio managers responsible for the international segment of the Fund. Prior to joining Loomis Sayles in 1999, Mr. Menon was a portfolio manager at Nicholas Applegate Capital Management since 1995. From 1990 to 1995, he was employed as an equity analyst by Koaneman Management and as a senior engineer by Integrated Device Technology. Christopher R. Ely leads a team of portfolio managers responsible for the domestic segment of the Fund.

LOOMIS SAYLES GROWTH FUND Mark B. Baribeau, Vice President of Loomis Sayles and of Loomis Sayles Funds, has served as portfolio manager of the Fund since 1999. Pamela N. Czekanski and Richard D. Skaags, Vice Presidents of Loomis Sayles and of Loomis Sayles Funds, have served as portfolio managers of the Fund since 2000.

LOOMIS SAYLES INTERNATIONAL EQUITY FUND Alex Muromcew, John Tribolet, and Eswar Menon, Vice Presidents of Loomis Sayles and of Loomis Sayles Funds, have served as portfolio managers of the Fund since 1999. Prior to joining Loomis Sayles in 1999, Mr. Muromcew was a portfolio manager at Nicholas Applegate Capital Management since 1996. From 1993 to 1996, he was an investment analyst with Teton Partners L.P. Prior to joining Loomis Sayles in 1999, Mr. Tribolet was a portfolio manager at Nicholas Applegate Capital Management since 1997. From 1995 to 1997, he was a full time MBA student at the University of Chicago. Prior to 1995, he spent three years as an investment banker, most recently at PaineWebber Inc.

LOOMIS SAYLES MID-CAP VALUE FUND Joseph R. Gatz and Dawn Alston Paige, Vice Presidents of Loomis Sayles and of Loomis Sayles Funds, are the portfolio managers of the Fund. Mr. Gatz has served as portfolio manager of the Fund since 1999. Prior to joining Loomis Sayles in 1999, Mr. Gatz was a portfolio manager at

                                                       LOOMIS SAYLES FUNDS    33

Banc One Investment Advisers Corporation and certain of its corporate predecessors since 1993. Ms. Paige has served as portfolio manager of the Fund since 1998.

LOOMIS SAYLES SMALL CAP GROWTH FUND Christopher R. Ely, Philip C. Fine, and David L. Smith have served as portfolio managers of the Fund since its inception in 1996.

LOOMIS SAYLES SMALL CAP VALUE FUND Joseph R. Gatz, Dawn Alston Paige and Daniel
G. Thelan have served as portfolio managers of the Fund since 2000. Mr. Thelan, Vice President of Loomis Sayles and Loomis Sayles Funds, joined Loomis Sayles in 1996. From 1990 to 1996, Mr. Thelan was a manager at PricewaterhouseCoopers LLP.

LOOMIS SAYLES WORLDWIDE FUND Daniel J. Fuss, President of Loomis Sayles Funds and Vice Chairman of Loomis Sayles, has served as the portfolio manager of the domestic fixed income securities sector of the Fund since its inception in 1996.
E. John deBeer, Vice President of Loomis Sayles Funds and of Loomis Sayles, has served as portfolio manager of the international fixed income securities sector of the Fund since its inception in 1996. Quentin P. Faulkner, Vice President of Loomis Sayles Funds and of Loomis Sayles, has served as the portfolio manger of the domestic equity securities sector of the Fund since its inception in 1996. Alex Muromcew, John Tribolet, and Eswar Menon have served as portfolio managers of the international equity securities sector of the fund since 1999.

DISTRIBUTION PLANS AND ADMINISTRATIVE AND OTHER FEES

For the Retail Class and Admin Class shares of the Funds, the Funds have adopted distribution plans under Rule 12b-1 of the Investment Company Act of 1940 that allow the Funds to pay fees for the sale and distribution of Retail and Admin Class shares and for services provided to shareholders. This 12b-1 fee currently is .25% of a Fund's average daily net assets attributable to the shares of a particular Class. Because these fees are paid out of the Funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Admin Class shares of the Loomis Sayles Small Cap Value Fund are offered exclusively through intermediaries, who will be the record owner of the shares.

Admin Class shares of the Loomis Sayles Small Cap Value Fund may pay an administrative fee at an annual rate of up to .25% of the average daily net assets attributable to Admin Class shares to securities dealers or financial intermediaries for providing personal service and account maintenance for their customers who hold these shares.

Loomis Sayles may pay certain broker-dealers and financial intermediaries whose customers are existing shareholders of the Funds a continuing fee at an annual rate of up to .25% of the value of any Class of Fund shares held for those customers' accounts, although this continuing fee is paid by Loomis Sayles out of its own assets and is not assessed against the Fund.

GENERAL INFORMATION

PRICING

The price of each Fund's shares is based on its net asset value ("NAV") The NAV per share of each Class equals the total value of its assets, less its liabilities, divided by the number of outstanding shares. Shares are valued as of the close of regular trading on the New York Stock Exchange on each day the Exchange is open for trading.

Each Fund values its investments for which market quotations are readily available at market value. Each Fund values short-term investments that will mature within 60 days at amortized cost, which approximates market value. Each Fund values all other investments and assets at fair value.

Each Fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect a Fund's NAV. Because foreign markets may be open at different times than the New York Stock Exchange, the value of a Fund's shares may change on days when shareholders are not able to buy or sell shares. If events materially affecting the values of a Fund's foreign investments occur between the close of foreign markets and the close of regular trading on the New York Stock Exchange, these foreign investments may be valued at their fair value.

HOW TO PURCHASE SHARES

You can buy shares of each Fund in several ways:
- BY MAIL You can mail a completed application form, which is available by calling Loomis Sayles at 800-626-9390, for the desired Fund or Funds, along with a check payable to State Street Bank and Trust Company for the amount of your purchase to:

  Boston Financial Data Services
  P.O. Box 8314
  Boston, MA 02266-8314
  Attention: Loomis Sayles Funds

- THROUGH A FINANCIAL ADVISER Your financial adviser will be responsible for furnishing all necessary documents to Loomis Sayles or Boston Financial Data Services. Your financial adviser may charge you for his or her services.
- THROUGH SYSTEMATIC INVESTING You can make regular investments of $50 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your financial adviser or by calling Loomis Sayles at 800-626-9390.
- THROUGH A BROKER-DEALER You may purchase shares of the Funds through a broker-dealer that has been approved by Loomis Sayles Distributors, L.P., which can be contacted at One Financial Center, Boston, MA 02111 (800-633-3330).

                                                       LOOMIS SAYLES FUNDS    35

Each Fund sells its shares at the NAV next calculated after Boston Financial Data Services receives a properly completed investment order. Boston Financial Data Services generally must receive your properly completed order before the close of regular trading on the New York Stock Exchange for your shares to be bought or sold at the Fund's NAV on that day.

Shares of each Fund may be purchased by (1) cash, (2) exchanging shares of the same Class of any other Fund, provided the value of the shares exchanged meets the investment minimum of that Fund, (3) exchanging securities acceptable to Loomis Sayles, or (4) a combination of such methods. The exchange of securities for shares of a Fund is subject to various restrictions, as described in the Statement of Additional Information.

All purchases made by check should be in U.S. dollars and made payable to State Street Bank and Trust Company. The Funds will not accept checks made payable to anyone other than State Street Bank and Trust Company (including checks made payable to you) or starter checks. When you make an investment by check or by periodic account investment, to ensure that your investment has cleared, you will not be permitted to redeem that investment until it has been in your account for 15 days.

After your account has been established, you may send subsequent investments directly to Boston Financial Data Services at the above address. Please include either the account identification slip detached from your account statement or a note containing the Fund's name, your account number and your name, address, telephone number, and social security number.

You also may wire subsequent investments to the Funds by using the following wire instructions:

  State Street Bank and Trust Company
  225 Franklin Street
  Boston, MA 02110
  ABA No. 011000028
  DDA 9904-622-9
  (Your account number)
  Attn: Custody and Shareholder Services
  (Name of Fund)

Your bank may charge a fee for transmitting funds by wire.

A Fund may periodically close to new purchases of shares or refuse any order to buy shares if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

Each Fund's shares may be purchased by all types of tax-deferred retirement plans. If you wish to open an individual retirement account (IRA) with a Fund, Loomis Sayles has retirement plan forms available.

The minimum initial investment for each Fund generally is $250,000 for Institutional Class shares and $5,000 for Retail Class shares. Loomis Sayles Funds may waive these minimums in its sole discretion.

Each subsequent investment must be at least $50.

HOW TO REDEEM SHARES

You can redeem shares of each Fund any day the New York Stock Exchange is open, either through your financial adviser or directly from the Fund. If you are redeeming shares that you purchased within the past 15 days by check or by periodic account investment, your redemption will be delayed until your payment for the shares clears.

Your redemptions generally will be sent to you via first class mail on the business day after your request is received. Under unusual circumstances, the Funds may suspend redemptions or postpone payment for more than seven days. Although most redemptions are made in cash, as described in the Statement of Additional Information, the Funds reserve the right to redeem shares in kind.

REDEMPTIONS THROUGH YOUR FINANCIAL ADVISER Your adviser must receive your request in proper form before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV. Your adviser will be responsible for furnishing all necessary documents to Loomis Sayles on a timely basis and may charge you for his or her services.

REDEMPTIONS DIRECTLY FROM THE FUNDS Boston Financial Data Services must receive your redemption request in proper form before the close of regular trading on the New York Stock Exchange in order for you to receive that day's NAV.

You may make redemptions directly from each Fund either by mail or by telephone.

- BY MAIL Send a signed letter of instruction that includes the name of the Fund, the exact name(s) in which the shares are registered, any special capacity in which you are signing (such as trustee or custodian or on behalf of a partnership, corporation, or other entity), your address, telephone number, account number, social security number, and the number of shares or dollar amount to be redeemed to the following address:

  Boston Financial Data Services, Inc.
  P.O. Box 8314
  Boston, MA 02266
  Attention: Loomis Sayles Funds

  If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.

                                                       LOOMIS SAYLES FUNDS    37

- BY TELEPHONE You may redeem shares by calling Boston Financial Data Services at 800-626-9390. Proceeds from telephone redemption requests can be wired to your bank account or sent by check in the name of the registered owner(s) to the record address.

  Before Boston Financial Data Services can wire redemption proceeds to your bank account, you must provide specific wire instructions to Boston Financial Data Services at the time you open your account or make any subsequent investments. A wire fee (currently $5) will be deducted from the proceeds of each wire.

  A telephone redemption request must be received by Boston Financial Data Services prior to the close of regular trading on the New York Stock Exchange. If you telephone a redemption request after the Exchange closes or on a day when the Exchange is not open for business, Boston Financial Data Services cannot accept the request, and you must make a new redemption request during regular trading on the Exchange.

  The maximum value of shares that you may redeem by telephone is $50,000. For your protection, telephone redemption requests will not be permitted if Boston Financial Data Services or the Fund has been notified of an address change for your account within the preceding 30 days. Unless you indicate otherwise on your account application, Boston Financial Data Services will be authorized to accept redemption and transfer instructions by telephone. If you prefer, you can decline telephone redemption and transfer privileges.

  The telephone redemption privilege may be modified or terminated by the Funds without notice. Certain of the telephone redemption procedures may be waived for holders of Institutional Class shares.

- SYSTEMATIC WITHDRAWAL PLAN If the value of your account is $25,000 or more, you can have periodic redemptions automatically paid to you or to someone you designate. Please call 800-626-9390 for more information or to set up a systematic withdrawal plan.

SIGNATURE GUARANTEE You must have your signature guaranteed by a bank, broker-dealer, or other financial institution that can issue a signature guarantee for the following types of redemptions:
- If you are redeeming shares worth more than $50,000.
- If you are requesting that the proceeds check be made out to someone other than the registered owner(s) or sent to an address other than the record address.
- If the account registration has changed within the past 30 days.
- If you are instructing us to wire the proceeds to a bank account not designated on the application.

Please note that a notary public cannot provide a signature guarantee. This guaranteed signature requirement may be waived by Loomis Sayles in certain cases.

REDEMPTION BY THE FUNDS If you own fewer shares than the minimum set by the Trustees, each Fund may redeem your shares and send you the proceeds.

HOW TO EXCHANGE SHARES

You may exchange shares of a Fund for shares of the same Class of any other Fund in the Loomis Sayles Funds series that offers that Class of shares or for shares of certain money market funds advised by New England Funds Management, L.P., an affiliate of Loomis Sayles.

The value of Fund shares that you wish to exchange must meet the investment minimum of the new fund. Exchanges into the Loomis Sayles High Yield Fund must be specially approved by Loomis Sayles. Please call 800-633-3330 (option 6) prior to requesting this transaction.

You may make an exchange by sending a signed letter of instruction or by telephone, unless you have elected on your account application to decline telephone exchange privileges.

Since excessive exchange activity may interfere with portfolio management and may have an adverse effect on other shareholders of a Fund, the exchange privilege should not be viewed as a means for taking advantage of short-term swings in the market. The Funds reserve the right to terminate or limit your exchange privilege if you make more than four exchanges in a calendar year. The Funds may terminate the exchange privilege upon 60 days' notice to shareholders.

Please remember that an exchange may be a taxable event for federal and/or state income tax purposes, so that you may realize a gain or loss that is subject to income tax.

DIVIDENDS AND DISTRIBUTIONS

Each of the Funds declares and pays its net investment income to shareholders as dividends annually. Each Fund also distributes all of its net capital gains realized from the sale of portfolio securities. The Funds typically will make capital gain distributions annually, but the Funds may make more frequent capital gain distributions.

You may choose to:
- Reinvest all distributions in additional shares.
- Receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested.

TAX CONSEQUENCES

For federal income tax purposes, distributions of investment income from each of the Funds are taxable as ordinary income. Taxes on distributions of capital gains are determined by how long a Fund owned the investments that generated the capital gains, rather than by how long you have owned your shares of the Fund. Distributions of short-term capital gains, which result from the sale of securities that a Fund had held for one year or less, are taxable as ordinary income. Properly

                                                       LOOMIS SAYLES FUNDS    39
designated distributions of long-term capital gains, which result from the sale of securities that a Fund had held for more than one year, are taxable as long-term capital gains (generally at a 20% federal income tax rate for noncorporate shareholders).

Distributions of income and capital gains are taxable whether you receive them in cash or reinvest them in additional shares. If a dividend or distribution is made shortly after you purchase shares of a Fund, while in effect a return of capital to you, the dividend or distribution is taxable, as described above. This is called "buying a dividend" and should be avoided, if possible.

A Fund's investment in foreign securities may be subject to foreign withholding taxes, which would decrease a Fund's yield on these securities. Shareholders may be entitled to claim a credit or deduction with respect to foreign taxes. In addition, a Fund's investment in foreign securities may increase or accelerate a Fund's recognition of income and may affect the timing or amount of a Fund's distributions.

In addition to income tax on a Fund's distributions, any gain that results if you sell or exchange your shares generally is subject to income tax. You should consult your tax adviser for more information on how an investment in a Fund affects your own tax situation.

FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand each Fund's financial performance. Certain information reflects financial results for a single Fund share. The total returns represent the rate that you would have earned or lost on an investment in each Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by PricewaterhouseCoopers LLP. The report of PricewaterhouseCoopers LLP and each Fund's financial statements are included in the Funds' annual reports to shareholders, which are available free of charge by calling 800-626-9390.

LOOMIS SAYLES AGGRESSIVE GROWTH FUND (INSTITUTIONAL CLASS)

                                                                   Fiscal Year Ended
                                                              ----------------------
                                                              Sept. 30,    Sept. 30,      Jan. 2** to
                                                                   1999        1998*    Dec. 31, 1997
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $ 10.51      $11.49         $10.00
                                                               -------      ------         ------
Income from investment operations--
  Net investment income (loss)                                   (0.09)***   (0.03)         (0.03)
  Net realized and unrealized gains (losses) on
    investments                                                  10.05       (0.95)          2.26
                                                               -------      ------         ------
    Total from investment operations                              9.96       (0.98)          2.23
                                                               -------      ------         ------
Less distributions--
  Distributions in excess of net investment income                0.00        0.00          (0.12)
  Distributions from net realized capital gains                  (0.39)       0.00          (0.62)
                                                               -------      ------         ------
    Total distributions                                          (0.39)       0.00          (0.74)
                                                               -------      ------         ------
Net asset value, end of period                                 $ 20.08      $10.51         $11.49
                                                               =======      ======         ======
Total return (%)****                                              97.9        (8.5)+         22.7+
Net assets, end of period (000)                                $13,308      $2,073         $1,848
Ratio of operating expenses to average net assets (%)*****        1.00        1.00++         1.00++
Ratio of net investment income (loss) to average net
  assets (%)                                                     (0.56)      (0.35)++       (0.38)++
Portfolio turnover rate (%)                                        199          82+           174+

Without giving effect to the expense limitations:
    Ratio of expenses to average net assets would have
      been (%)                                                    2.96        7.13++         9.35++
    Net investment income (loss) per share would have been
      ($)                                                        (0.42)***   (0.50)         (0.60)

*                       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998. IN 1998, THE
                        FUNDS' FISCAL YEAR END CHANGED FROM DECEMBER 31 TO
                        SEPTEMBER 30.
**                      COMMENCEMENT OF OPERATIONS ON JANUARY 2, 1997.
***                     PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE
                        BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
                        DURING THE PERIOD.
****                    TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT
                        REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING
                        EXPENSES.
*****                   THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S
                        EXPENSES
                        DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S
                        RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
+                       PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
++                      ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

                                                       LOOMIS SAYLES FUNDS    41

LOOMIS SAYLES AGGRESSIVE GROWTH FUND (RETAIL CLASS)

                                                                   Fiscal Year Ended
                                                              ----------------------
                                                              Sept. 30,    Sept. 30,      Jan. 2** to
                                                                   1999        1998*    Dec. 31, 1997
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $10.49       $11.49         $10.00
                                                               ------       ------         ------
Income from investment operations--
  Net investment income (loss)                                  (0.14)***    (0.05)         (0.06)
  Net realized and unrealized gains (losses) on
    investments                                                 10.03        (0.95)          2.27
                                                               ------       ------         ------
    Total from investment operations                             9.89        (1.00)          2.21
                                                               ------       ------         ------
Less distributions--
  Distributions in excess of net investment income               0.00         0.00          (0.10)
  Distributions from net realized capital gains                 (0.39)        0.00          (0.62)
                                                               ------       ------         ------
    Total distributions                                         (0.39)        0.00          (0.72)
                                                               ------       ------         ------
Net asset value, end of period                                 $19.99       $10.49         $11.49
                                                               ======       ======         ======
Total return (%)****                                             97.5         (8.7)+         22.4+
Net assets, end of period (000)                                $1,175       $   85         $   74
Ratio of operating expenses to average net assets (%)*****       1.25         1.25++         1.25++
Ratio of net investment income (loss) to average net
  assets (%)                                                    (0.80)       (0.60)++       (0.67)++
Portfolio turnover rate (%)                                       199           82+           174+

Without giving effect to the expense limitations:
    Ratio of expenses to average net assets would have
      been (%)                                                   9.05        27.97++        36.58++
    Net investment income (loss) per share would have been
      ($)                                                       (1.50)***    (2.08)         (3.29)

*                       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998. IN 1998, THE
                        FUNDS' FISCAL YEAR END CHANGED FROM DECEMBER 31 TO
                        SEPTEMBER 30.
**                      COMMENCEMENT OF OPERATIONS ON JANUARY 2, 1997.
***                     PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE
                        BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
                        DURING THE PERIOD.
****                    TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT
                        REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING
                        EXPENSES.
*****                   THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S
                        EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
                        FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
+                       PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
++                      ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

LOOMIS SAYLES CORE VALUE FUND (INSTITUTIONAL CLASS)

                                                                                            Fiscal Year Ended
                                            -----------------------------------------------------------------
                                            Sept. 30,   Sept. 30,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,
                                                 1999       1998*       1997       1996       1995       1994
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 16.85     $ 17.64    $ 15.60    $ 14.57    $ 11.80    $ 12.49
                                             -------     -------    -------    -------    -------    -------
Income from investment operations--
  Net investment income (loss)                  0.22        0.18       0.18       0.22       0.23       0.15
  Net realized and unrealized gains
    (losses) on investments                     1.53       (0.97)      4.32       2.83       3.93      (0.26)
                                             -------     -------    -------    -------    -------    -------
    Total from investment operations            1.75       (0.79)      4.50       3.05       4.16      (0.11)
                                             -------     -------    -------    -------    -------    -------
Less distributions--
  Dividends from net investment income         (0.24)       0.00      (0.19)     (0.22)     (0.23)     (0.15)
  Distributions from net realized capital
    gains                                      (1.82)       0.00      (2.27)     (1.80)     (1.16)     (0.43)
                                             -------     -------    -------    -------    -------    -------
    Total distributions                        (2.06)       0.00      (2.46)     (2.02)     (1.39)     (0.58)
                                             -------     -------    -------    -------    -------    -------
Net asset value, end of period               $ 16.54     $ 16.85    $ 17.64    $ 15.60    $ 14.57    $ 11.80
                                             =======     =======    =======    =======    =======    =======
Total return (%)**                              10.5        (4.5)+     29.2       21.2       35.2       (0.9)
Net assets, end of period (000)              $66,726     $66,928    $63,303    $43,715    $36,465    $25,946
Ratio of operating expenses to average net
  assets (%)***                                 0.78        0.79++     0.84       1.13       1.20       1.33
Ratio of net investment income (loss) to
  average net assets (%)                        1.20        1.36++     1.12       1.44       1.61       1.28
Portfolio turnover rate (%)                       59          49+        64         58         60         48

Without giving effect to the expense
  limitations:
    Ratio of expenses to average net
      assets would have been (%)                0.78        0.79++     0.84       1.13       1.20       1.33
    Net investment income (loss) per share
      would have been ($)                       0.22        0.18       0.18       0.22       0.23       0.15

*                       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998. IN 1998, THE
                        FUNDS' FISCAL YEAR END CHANGED FROM DECEMBER 31 TO
                        SEPTEMBER 30.
**                      TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT
                        REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING
                        EXPENSES.
***                     THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S
                        EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
                        FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
+                       PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
++                      ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

                                                       LOOMIS SAYLES FUNDS    43

LOOMIS SAYLES CORE VALUE FUND (RETAIL CLASS)

                                                                   Fiscal Year Ended
                                                              ----------------------
                                                              Sept. 30,    Sept. 30,      Jan. 2** to
                                                                   1999        1998*    Dec. 31, 1997
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $16.79       $17.62         $15.60
                                                               ------       ------         ------
Income from investment operations--
  Net investment income (loss)                                   0.18         0.15***        0.15***
  Net realized and unrealized gains (losses) on
    investments                                                  1.52        (0.98)          4.30
                                                               ------       ------         ------
    Total from investment operations                             1.70        (0.83)          4.45
                                                               ------       ------         ------
Less distributions--
  Dividends from net investment income                          (0.19)        0.00          (0.16)
  Distributions from net realized capital gains                 (1.82)        0.00          (2.27)
                                                               ------       ------         ------
    Total distributions                                         (2.01)        0.00          (2.43)
                                                               ------       ------         ------
Net asset value, end of period                                 $16.48       $16.79         $17.62
                                                               ======       ======         ======
Total return (%)****                                             10.2         (4.7)+         28.9+
Net assets, end of period (000)                                $  605       $1,015         $1,324
Ratio of operating expenses to average net assets (%)*****       1.10         1.10++         1.10++
Ratio of net investment income (loss) to average net
  assets (%)                                                     0.88         1.07++         0.84++
Portfolio turnover rate (%)                                        59           49+            64+

Without giving effect to the expense limitations:
    Ratio of expenses to average net assets would have
      been (%)                                                   3.35         2.20++         6.17++
    Net investment income (loss) per share would have been
      ($)                                                       (0.28)        0.00***       (0.73)***

*                       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998. IN 1998, THE
                        FUNDS' FISCAL YEAR END CHANGED FROM DECEMBER 31 TO
                        SEPTEMBER 30.
**                      COMMENCEMENT OF OPERATIONS ON JANUARY 2, 1997.
***                     PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE
                        BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
                        DURING THE PERIOD.
****                    TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT
                        REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING
                        EXPENSES.
*****                   THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S
                        EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
                        FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
+                       PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
++                      ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

LOOMIS SAYLES GROWTH FUND (INSTITUTIONAL CLASS)

                                                                                            Fiscal Year Ended
                                            -----------------------------------------------------------------
                                            Sept. 30,   Sept. 30,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,
                                                 1999       1998*       1997       1996       1995       1994
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period         $ 11.65     $ 12.63    $ 13.44    $ 15.27    $ 12.50    $ 13.02
                                             -------     -------    -------    -------    -------    -------
Income from investment operations--
  Net investment income (loss)                 (0.04)      (0.03)     (0.04)     (0.07)      0.00      (0.02)
  Net realized and unrealized gains
    (losses) on investments                     3.01       (0.95)      3.17       3.08       3.86      (0.45)
                                             -------     -------    -------    -------    -------    -------
    Total from investment operations            2.97       (0.98)      3.13       3.01       3.86      (0.47)
                                             -------     -------    -------    -------    -------    -------
Less distributions--
  Dividends from net investment income          0.00        0.00       0.00       0.00       0.00      (0.01)
  Distributions from net realized capital
    gains                                      (3.45)       0.00      (3.94)     (4.84)     (1.09)     (0.04)
                                             -------     -------    -------    -------    -------    -------
    Total distributions                        (3.45)       0.00      (3.94)     (4.84)     (1.09)     (0.05)
                                             -------     -------    -------    -------    -------    -------
Net asset value, end of period               $ 11.17     $ 11.65    $ 12.63    $ 13.44    $ 15.27    $ 12.50
                                             =======     =======    =======    =======    =======    =======
Total return (%)**                              30.9        (7.8)+     24.5       19.9       30.9       (3.7)
Net assets, end of period (000)              $28,235     $24,663    $32,149    $39,497    $45,011    $36,580
Ratio of operating expenses to average net
  assets (%)***                                 0.85        0.85++     0.85       1.10       1.08       1.16
Ratio of net investment income (loss) to
  average net assets (%)                       (0.40)      (0.32)++   (0.26)     (0.47)     (0.29)     (0.14)
Portfolio turnover rate (%)                      164         118+       116         99         48         46

Without giving effect to the expense
  limitations:
    Ratio of expenses to average net
      assets would have been (%)                1.18        1.02++     0.98       1.10       1.08       1.16
    Net investment income (loss) per share
      would have been ($)                      (0.08)      (0.05)     (0.05)     (0.07)      0.00      (0.02)

*                       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998. IN 1998, THE
                        FUNDS' FISCAL YEAR END CHANGED FROM DECEMBER 31 TO
                        SEPTEMBER 30.
**                      TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT
                        REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING
                        EXPENSES.
***                     THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S
                        EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
                        FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
+                       PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
++                      ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

                                                       LOOMIS SAYLES FUNDS    45

LOOMIS SAYLES GROWTH FUND (RETAIL CLASS)

                                                                   Fiscal Year Ended
                                                              ----------------------
                                                              Sept. 30,    Sept. 30,      Jan. 2** to
                                                                   1999        1998*    Dec. 31, 1997
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $ 11.59      $ 12.59        $ 13.44
                                                               -------      -------        -------
Income from investment operations--
  Net investment income (loss)                                   (0.06)       (0.03)         (0.07)
  Net realized and unrealized gains (losses) on
    investments                                                   2.98        (0.97)          3.16
                                                               -------      -------        -------
    Total from investment operations                              2.92        (1.00)          3.09
                                                               -------      -------        -------
Less distributions--
  Dividends from net investment income                            0.00         0.00           0.00
  Distributions from net realized capital gains                  (3.45)        0.00          (3.94)
                                                               -------      -------        -------
    Total distributions                                          (3.45)        0.00          (3.94)
                                                               -------      -------        -------
Net asset value, end of period                                 $ 11.06      $ 11.59        $ 12.59
                                                               =======      =======        =======
Total return (%)***                                               30.6         (7.9)+         24.2+
Net assets, end of period (000)                                $   649      $   516        $   194
Ratio of operating expenses to average net assets (%)****         1.10         1.10++         1.10++
Ratio of net investment income (loss) to average net
  assets (%)                                                     (0.65)       (0.58)++       (0.42)++
Portfolio turnover rate (%)                                        164          118+           116+

Without giving effect to the expense limitations:
    Ratio of expenses to average net assets would have
      been (%)                                                    4.43         4.74++        12.96++
    Net investment income (loss) per share would have been
      ($)                                                        (0.38)       (0.19)         (2.00)

*                       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998. IN 1998, THE
                        FUNDS' FISCAL YEAR END CHANGED FROM DECEMBER 31 TO
                        SEPTEMBER 30.
**                      COMMENCEMENT OF OPERATIONS ON JANUARY 2, 1997.
***                     TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT
                        REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING
                        EXPENSES.
****                    THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S
                        EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
                        FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
+                       PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
++                      ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

LOOMIS SAYLES INTERNATIONAL EQUITY FUND (INSTITUTIONAL CLASS)

                                                                                            Fiscal Year Ended
                                            -----------------------------------------------------------------
                                            Sept. 30,   Sept. 30,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,
                                                 1999       1998*       1997       1996       1995       1994
-------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period         $ 10.74     $ 11.30    $ 13.16    $ 11.65    $ 11.61    $ 12.90
                                             -------     -------    -------    -------    -------    -------
Income from investment operations--
  Net investment income (loss)                  0.07        0.14       0.15**     0.12       0.14       0.15
  Net realized and unrealized gains
    (losses) on investments                     3.31       (0.70)     (0.27)      2.01       0.87      (0.38)
                                             -------     -------    -------    -------    -------    -------
    Total from investment operations            3.38       (0.56)     (0.12)      2.13       1.01      (0.23)
                                             -------     -------    -------    -------    -------    -------
Less distributions--
  Dividends from net investment income         (0.13)       0.00      (0.19)     (0.09)     (0.14)     (0.14)
  Distributions from net realized capital
    gains                                      (0.20)       0.00      (1.55)     (0.53)     (0.83)     (0.92)
                                             -------     -------    -------    -------    -------    -------
    Total distributions                        (0.33)       0.00      (1.74)     (0.62)     (0.97)     (1.06)
                                             -------     -------    -------    -------    -------    -------
Net asset value, end of period               $ 13.79     $ 10.74    $ 11.30    $ 13.16    $ 11.65    $ 11.61
                                             =======     =======    =======    =======    =======    =======
Total return (%)***                             32.0        (5.0)+     (1.0)      18.3        8.7       (1.8)
Net assets, end of period (000)              $79,415     $68,464    $82,188    $90,662    $79,488    $73,189
Ratio of operating expenses to average net
  assets (%)****                                1.00        1.00++     1.00       1.42       1.45       1.46
Ratio of net investment income (loss) to
  average net assets (%)                        0.53        1.49++     1.12       0.96       1.16       1.30
Portfolio turnover rate (%)                      207          96+       119        151        133        116

Without giving effect to the expense
  limitations:
    Ratio of expenses to average net
      assets would have been (%)                1.22        1.18++     1.16       1.42       1.45       1.46
    Net investment income (loss) per share
      would have been ($)                       0.04        0.12       0.13**     0.12       0.14       0.15

*                       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998. IN 1998, THE
                        FUNDS' FISCAL YEAR END CHANGED FROM DECEMBER 31 TO
                        SEPTEMBER 30.
**                      PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE
                        BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
                        DURING THE PERIOD.
***                     TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT
                        REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING
                        EXPENSES.
****                    THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S
                        EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
                        FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
+                       PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
++                      ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

                                                       LOOMIS SAYLES FUNDS    47

LOOMIS SAYLES INTERNATIONAL EQUITY FUND (RETAIL CLASS)

                                                                   Fiscal Year Ended
                                                              ----------------------
                                                              Sept. 30,    Sept. 30,      Jan. 2** to
                                                                   1999        1998*    Dec. 31, 1997
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $ 10.70      $ 11.28        $ 13.16
                                                               -------      -------        -------
Income from investment operations--
  Net investment income (loss)                                    0.05         0.10           0.10***
  Net realized and unrealized gains (losses) on
    investments                                                   3.28        (0.68)        ( 0.26)
                                                               -------      -------        -------
    Total from investment operations                              3.33        (0.58)         (0.16)
                                                               -------      -------        -------
Less distributions--
  Dividends from net investment income                           (0.10)        0.00          (0.17)
  Distributions from net realized capital gains                  (0.20)        0.00          (1.55)
                                                               -------      -------        -------
    Total distributions                                          (0.30)        0.00          (1.72)
                                                               -------      -------        -------
Net asset value, end of period                                 $ 13.73      $ 10.70        $ 11.28
                                                               =======      =======        =======
Total return (%)****                                              31.6         (5.1)+         (1.3)+
Net assets, end of period (000)                                $   261      $   150        $   233
Ratio of operating expenses to average net assets (%)*****        1.25         1.25++         1.25++
Ratio of net investment income (loss) to average net
  assets (%)                                                      0.29         1.16++         0.73++
Portfolio turnover rate (%)                                        207           96+           119+

Without giving effect to the expense limitations:
    Ratio of expenses to average net assets would have
      been (%)                                                   12.33        10.26++        16.24++
    Net investment income (loss) per share would have been
      ($)                                                        (1.81)       (0.67)         (1.93)***

*                       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998. IN 1998, THE
                        FUNDS' FISCAL YEAR END CHANGED FROM DECEMBER 31 TO
                        SEPTEMBER 30.
**                      COMMENCEMENT OF OPERATIONS ON JANUARY 2, 1997.
***                     PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE
                        BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
                        DURING THE PERIOD.
****                    TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT
                        REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING
                        EXPENSES.
*****                   THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S
                        EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
                        FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
+                       PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
++                      ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

LOOMIS SAYLES MID-CAP VALUE FUND (INSTITUTIONAL CLASS)

                                                                   Fiscal Year Ended
                                                              ----------------------
                                                              Sept. 30,    Sept. 30,      Jan. 2** to
                                                                   1999        1998*    Dec. 31, 1997
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $10.09       $11.53         $10.00
                                                               ------       ------         ------
Income from investment operations--
  Net investment income (loss)                                   0.03         0.02           0.07
  Net realized and unrealized gains (losses) on
    investments                                                  1.26        (1.46)          2.54
                                                               ------       ------         ------
    Total from investment operations                             1.29        (1.44)          2.61
                                                               ------       ------         ------
Less distributions--
  Dividends from net investment income                          (0.03)        0.00          (0.14)
  Distributions from net realized capital gains                 (0.36)        0.00          (0.94)
                                                               ------       ------         ------
    Total distributions                                         (0.39)        0.00          (1.08)
                                                               ------       ------         ------
Net asset value, end of period                                 $10.99       $10.09         $11.53
                                                               ======       ======         ======
Total return (%)***                                              12.9        (12.5)+         26.3+
Net assets, end of period (000)                                $5,062       $3,291         $3,736
Ratio of operating expenses to average net assets (%)****        1.00         1.00++         1.00++
Ratio of net investment income (loss) to average net
  assets (%)                                                     0.28         0.22++         0.74++
Portfolio turnover rate (%)                                       232          225+           130+

Without giving effect to the expense limitations:
    Ratio of expenses to average net assets would have
      been (%)                                                   4.01         4.33++         6.65++
    Net investment income (loss) per share would have been
      ($)                                                       (0.27)       (0.29)         (0.49)

*                       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998. IN 1998, THE
                        FUNDS' FISCAL YEAR END CHANGED FROM DECEMBER 31 TO
                        SEPTEMBER 30.
**                      COMMENCEMENT OF OPERATIONS ON JANUARY 2, 1997.
***                     TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT
                        REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING
                        EXPENSES.
****                    THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S
                        EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
                        FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
+                       PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
++                      ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

                                                       LOOMIS SAYLES FUNDS    49

LOOMIS SAYLES MID-CAP VALUE FUND (RETAIL CLASS)

                                                                   Fiscal Year Ended
                                                              ----------------------
                                                              Sept. 30,    Sept. 30,      Jan. 2** to
                                                                   1999        1998*    Dec. 31, 1997
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $10.07       $11.53         $10.00
                                                               ------       ------         ------
Income from investment operations--
  Net investment income (loss)                                   0.00        (0.01)          0.03
  Net realized and unrealized gains (losses) on
    investments                                                  1.25        (1.45)          2.55
                                                               ------       ------         ------
    Total from investment operations                             1.25        (1.46)          2.58
                                                               ------       ------         ------
Less distributions--
  Dividends from net investment income                           0.00         0.00          (0.11)
  Distributions from net realized capital gains                 (0.36)        0.00          (0.94)
                                                               ------       ------         ------
    Total distributions                                         (0.36)        0.00          (1.05)
                                                               ------       ------         ------
Net asset value, end of period                                 $10.96       $10.07         $11.53
                                                               ======       ======         ======
Total return (%)***                                              12.5        (12.7)+         26.0+
Net assets, end of period (000)                                $  231       $  121         $  168
Ratio of operating expenses to average net assets (%)****        1.25         1.25++         1.25++
Ratio of net investment income (loss) to average net
  assets (%)                                                    (0.02)       (0.03)++        0.42++
Portfolio turnover rate (%)                                       232          225+           130+

Without giving effect to the expense limitations:
    Ratio of expenses to average net assets would have
      been (%)                                                  13.62        13.31++        27.99++
    Net investment income (loss) per share would have been
      ($)                                                       (2.67)       (2.40)         (1.90)

*                       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998. IN 1998, THE
                        FUNDS' FISCAL YEAR END CHANGED FROM DECEMBER 31 TO
                        SEPTEMBER 30.
**                      COMMENCEMENT OF OPERATIONS ON JANUARY 2, 1997.
***                     TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT
                        REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING
                        EXPENSES.
****                    THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S
                        EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
                        FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
+                       PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
++                      ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

LOOMIS SAYLES SMALL CAP GROWTH FUND (INSTITUTIONAL CLASS)

                                                                   Fiscal Year Ended
                                                              ----------------------
                                                              Sept. 30,    Sept. 30,      Jan. 2** to
                                                                   1999        1998*    Dec. 31, 1997
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $  9.83      $ 11.32        $10.00
                                                               -------      -------        ------
Income from investment operations--
  Net investment income (loss)                                   (0.08)       (0.02)        (0.07)***
  Net realized and unrealized gains (losses) on
    investments                                                   6.99        (1.47)         1.99
                                                               -------      -------        ------
    Total from investment operations                              6.91        (1.49)         1.92
                                                               -------      -------        ------
Less distributions--
  Distributions in excess of net investment income                0.00         0.00         (0.01)
  Distributions in excess of net realized capital gains           0.00         0.00         (0.59)
                                                               -------      -------        ------
    Total distributions                                           0.00         0.00         (0.60)
                                                               -------      -------        ------
Net asset value, end of period                                 $ 16.74      $  9.83        $11.32
                                                               =======      =======        ======
Total return (%)****                                              70.3        (13.2)+        19.4+
Net assets, end of period (000)                                $81,132      $17,174        $3,893
Ratio of operating expenses to average net assets (%)*****        1.00         1.00++        1.00++
Ratio of net investment income (loss) to average net
  assets (%)                                                     (0.80)       (0.53)++      (0.65)++
Portfolio turnover rate (%)                                        163          116+          211+

Without giving effect to the expense limitations:
    Ratio of expenses to average net assets would have
      been (%)                                                    1.11         2.15++        5.81++
    Net investment income (loss) per share would have been
      ($)                                                        (0.09)       (0.07)        (0.56)***

*                       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998. IN 1998, THE
                        FUNDS' FISCAL YEAR END CHANGED FROM DECEMBER 31 TO
                        SEPTEMBER 30.
**                      COMMENCEMENT OF OPERATIONS ON JANUARY 2, 1997.
***                     PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE
                        BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
                        DURING THE PERIOD.
****                    TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT
                        REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING
                        EXPENSES.
*****                   THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S
                        EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
                        FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
+                       PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
++                      ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

                                                       LOOMIS SAYLES FUNDS    51

LOOMIS SAYLES SMALL CAP GROWTH FUND (RETAIL CLASS)

                                                                   Fiscal Year Ended
                                                              ----------------------
                                                              Sept. 30,    Sept. 30,      Jan. 2** to
                                                                   1999        1998*    Dec. 31, 1997
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $ 9.80       $11.30         $10.00
                                                               ------       ------         ------
Income from investment operations--
  Net investment income (loss)                                  (0.08)       (0.08)         (0.10)***
  Net realized and unrealized gains (losses) on
    investments                                                  6.93        (1.42)          1.99
                                                               ------       ------         ------
    Total from investment operations                             6.85        (1.50)          1.89
                                                               ------       ------         ------
Less distributions--
  Distributions in excess of net investment income               0.00         0.00           0.00
  Distributions in excess of net realized capital gains          0.00         0.00          (0.59)
                                                               ------       ------         ------
    Total distributions                                          0.00         0.00          (0.59)
                                                               ------       ------         ------
Net asset value, end of period                                 $16.65       $ 9.80         $11.30
                                                               ======       ======         ======
Total return (%)****                                             69.9        (13.3)+         19.2+
Net assets, end of period (000)                                $6,032       $1,057         $1,139
Ratio of operating expenses to average net assets (%)*****       1.25         1.25++         1.25++
Ratio of net investment income (loss) to average net
  assets (%)                                                    (1.04)       (0.80)++       (0.94)++
Portfolio turnover rate (%)                                       163          116+           211+

Without giving effect to the expense limitations:
    Ratio of expenses to average net assets would have
      been (%)                                                   1.80         3.70++         7.82++
    Net investment income (loss) per share would have been
      ($)                                                       (0.12)       (0.34)         (0.77)***

*                       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998. IN 1998, THE
                        FUNDS' FISCAL YEAR END CHANGED FROM DECEMBER 31 TO
                        SEPTEMBER 30.
**                      COMMENCEMENT OF OPERATIONS ON JANUARY 2, 1997.
***                     PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE
                        BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
                        DURING THE PERIOD.
****                    TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT
                        REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING
                        EXPENSES.
*****                   THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S
                        EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
                        FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
+                       PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
++                      ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

LOOMIS SAYLES SMALL CAP VALUE FUND (INSTITUTIONAL CLASS)

                                                                                         Fiscal Year Ended
                                         -----------------------------------------------------------------
                                         Sept. 30,   Sept. 30,   Dec. 31,   Dec. 31,   Dec. 31,   Dec. 31,
                                              1999       1998*       1997       1996       1995       1994
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period     $  15.60    $  18.62    $  17.39   $  15.33   $ 12.86    $ 14.13
                                         --------    --------    --------   --------   -------    -------
Income from investment operations--
  Net investment income (loss)               0.16        0.12        0.17       0.11      0.04      (0.04)
  Net realized and unrealized gains
    (losses) on investments                  1.83       (3.14)       4.26       4.47      4.06      (1.12)
                                         --------    --------    --------   --------   -------    -------
    Total from investment operations         1.99       (3.02)       4.43       4.58      4.10      (1.16)
                                         --------    --------    --------   --------   -------    -------
Less distributions--
  Dividends from net investment income      (0.12)       0.00       (0.15)     (0.11)    (0.04)      0.00
  Distributions from net realized
    capital gains                           (0.14)       0.00       (3.05)     (2.41)    (1.59)     (0.11)
                                         --------    --------    --------   --------   -------    -------
    Total distributions                     (0.26)       0.00       (3.20)     (2.52)    (1.63)     (0.11)
                                         --------    --------    --------   --------   -------    -------
Net asset value, end of period           $  17.33    $  15.60    $  18.62   $  17.39   $ 15.33    $ 12.86
                                         ========    ========    ========   ========   =======    =======
Total return (%)**                           12.8       (16.2)+      26.0       30.4      32.1       (8.2)
Net assets, end of period (000)          $301,496    $296,116    $245,177   $163,625   $90,455    $73,126
Ratio of operating expenses to average
  net assets (%)***                          0.90        0.92++      0.94       1.19      1.25       1.27
Ratio of net investment income (loss)
  to average net assets (%)                  0.87        1.04++      0.97       0.80      0.29      (0.30)
Portfolio turnover rate (%)                   113          78+         94         73       155         87

Without giving effect to the expense
  limitations:
    Ratio of expenses to average net
      assets would have been (%)             0.90        0.92++      0.94       1.19      1.25       1.27
    Net investment income (loss) per
      share would have been ($)              0.16        0.12        0.17       0.11      0.04      (0.04)

*                       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998. IN 1998, THE
                        FUNDS' FISCAL YEAR END CHANGED FROM DECEMBER 31 TO
                        SEPTEMBER 30.
**                      TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT
                        REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING
                        EXPENSES.
***                     THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S
                        EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
                        FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
+                       PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
++                      ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

                                                       LOOMIS SAYLES FUNDS    53

LOOMIS SAYLES SMALL CAP VALUE FUND (RETAIL CLASS)

                                                                   Fiscal Year Ended
                                                              ----------------------
                                                              Sept. 30,    Sept. 30,      Jan. 2** to
                                                                   1999        1998*    Dec. 31, 1997
-----------------------------------------------------------------------------------------------------

Net asset value, beginning of period                           $ 15.57      $ 18.62        $ 17.39
                                                               -------      -------        -------
Income from investment operations--
  Net investment income (loss)                                    0.09         0.10           0.15***
  Net realized and unrealized gains (losses) on
    investments                                                   1.84        (3.15)          4.21
                                                               -------      -------        -------
    Total from investment operations                              1.93        (3.05)          4.36
                                                               -------      -------        -------
Less distributions--
  Dividends from net investment income                           (0.08)        0.00          (0.08)
  Distributions from net realized capital gains                  (0.14)        0.00          (3.05)
                                                               -------      -------        -------
    Total distributions                                          (0.22)        0.00          (3.13)
                                                               -------      -------        -------
Net asset value, end of period                                 $ 17.28      $ 15.57        $ 18.62
                                                               =======      =======        =======
Total return (%)****                                              12.4        (16.4)+         25.6+
Net assets, end of period (000)                                $75,302      $54,060        $34,353
Ratio of operating expenses to average net assets (%)*****        1.20         1.19++         1.25++
Ratio of net investment income (loss) to average net
  assets (%)                                                      0.57         0.79++         0.79++
Portfolio turnover rate (%)                                        113           78+            94+

Without giving effect to the expense limitations:
    Ratio of expenses to average net assets would have
      been (%)                                                    1.20         1.19++         1.35++
    Net investment income (loss) per share would have been
      ($)                                                         0.09         0.10           0.13***

*                       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998. IN 1998, THE
                        FUNDS' FISCAL YEAR END CHANGED FROM DECEMBER 31 TO
                        SEPTEMBER 30.
**                      COMMENCEMENT OF OPERATIONS ON JANUARY 2, 1997.
***                     PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE
                        BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
                        DURING THE PERIOD.
****                    TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT
                        REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING
                        EXPENSES.
*****                   THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S
                        EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
                        FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
+                       PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
++                      ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

LOOMIS SAYLES SMALL CAP VALUE FUND (ADMIN CLASS)

                                                                   Fiscal
                                                                     Year
                                                                    Ended
                                                                ---------
                                                                Sept. 30,        Jan. 2** to
                                                                     1999    Dec. 31, 1998**
--------------------------------------------------------------------------------------------

Net asset value, beginning of period                             $15.54           $18.62
                                                                 ------           ------
Income from investment operations--
  Net investment income (loss)                                     0.04             0.03
  Net realized and unrealized gains (losses) on investments        1.83            (3.11)
                                                                 ------           ------
    Total from investment operations                               1.87            (3.08)
                                                                 ------           ------
Less distributions--
  Dividends from net investment income                            (0.03)            0.00
  Distributions from net realized capital gains                   (0.14)            0.00
                                                                 ------           ------
    Total distributions                                           (0.17)            0.00
                                                                 ------           ------
Net asset value, end of period                                   $17.24           $15.54
                                                                 ======           ======
Total return (%)***                                                12.0            (16.5)+
Net assets, end of period (000)                                  $4,863           $1,046
Ratio of operating expenses to average net assets (%)****          1.50             1.50++
Ratio of net investment income (loss) to average net assets
  (%)                                                              0.30             0.95++
Portfolio turnover rate (%)                                         113               78+

Without giving effect to the expense limitations:
    Ratio of expenses to average net assets would have been
      (%)                                                          1.70             3.99++
    Net investment income (loss) per share would have been
      ($)                                                          0.01            (0.05)

*                       COMMENCEMENT OF OPERATIONS ON JANUARY 2, 1998.
**                      FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998. IN 1998, THE
                        FUNDS' FISCAL YEAR END CHANGED FROM DECEMBER 31 TO
                        SEPTEMBER 30.
***                     TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT
                        REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING
                        EXPENSES.
****                    THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S
                        EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
                        FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
+                       PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
++                      ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

                                                       LOOMIS SAYLES FUNDS    55

LOOMIS SAYLES WORLDWIDE FUND (INSTITUTIONAL CLASS)

                                                                     Fiscal Year Ended
                                                    ----------------------------------
                                                    Sept. 30,    Sept. 30,    Dec. 31,       May 1** to
                                                         1999        1998*        1997    Dec. 31, 1996
-------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                 $ 8.79       $ 9.86      $ 10.63        $10.00
                                                     ------       ------      -------        ------
Income from investment operations--
  Net investment income (loss)                         0.50         0.33         0.47          0.30
  Net realized and unrealized gains (losses) on
    investments                                        1.82        (1.40)       (0.10)         0.63
                                                     ------       ------      -------        ------
    Total from investment operations                   2.32        (1.07)        0.37          0.93
                                                     ------       ------      -------        ------
Less distributions--
  Dividends from net investment income                (0.44)        0.00        (0.47)        (0.30)
  Distributions from net realized capital gains       (0.39)        0.00        (0.67)         0.00
                                                     ------       ------      -------        ------
    Total distributions                               (0.83)        0.00        (1.14)        (0.30)
                                                     ------       ------      -------        ------
Net asset value, end of period                       $10.28       $ 8.79      $  9.86        $10.63
                                                     ======       ======      =======        ======
Total return (%)***                                    27.8        (10.9)+        3.5           9.2+
Net assets, end of period (000)                      $6,233       $4,907      $ 5,597        $5,189
Ratio of operating expenses to average net
  assets (%)****                                       1.00         1.00++       1.00          1.00++
Ratio of net investment income (loss) to average
  net assets (%)                                       5.07         4.37++       3.89          4.62++
Portfolio turnover rate (%)                             165           93+         134            76+

Without giving effect to the expense
  limitations:
    Ratio of expenses to average net assets
      would have been (%)                              3.46         3.28++       2.62          3.72++
    Net investment income (loss) per share would
      have been ($)                                    0.26         0.16         0.27          0.13

*                       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998. IN 1998, THE
                        FUNDS' FISCAL YEAR END CHANGED FROM DECEMBER 31 TO
                        SEPTEMBER 30.
**                      COMMENCEMENT OF OPERATIONS ON MAY 1, 1996.
***                     TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT
                        REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING
                        EXPENSES.
****                    THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S
                        EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
                        FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
+                       PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
++                      ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

LOOMIS SAYLES WORLDWIDE FUND (RETAIL CLASS)

                                                                   Fiscal Year Ended
                                                              ----------------------
                                                              Sept. 30,    Sept. 30,      Jan. 2** to
                                                                   1999        1998*    Dec. 31, 1997
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $ 8.76       $ 9.86         $ 10.63
                                                               ------       ------         -------
Income from investment operations--
  Net investment income (loss)                                   0.44         0.30***         0.38***
  Net realized and unrealized gains (losses) on
    investments                                                  1.86        (1.40)          (0.03)
                                                               ------       ------         -------
    Total from investment operations                             2.30        (1.10)           0.35
                                                               ------       ------         -------
Less distributions--
  Dividends from net investment income                          (0.42)        0.00           (0.45)
  Distributions from net realized capital gains                 (0.39)        0.00           (0.67)
                                                               ------       ------         -------
    Total distributions                                         (0.81)        0.00           (1.12)
                                                               ------       ------         -------
Net asset value, end of period                                 $10.25       $ 8.76         $  9.86
                                                               ======       ======         =======
Total return (%)****                                             27.6        (11.2)+           3.3+
Net assets, end of period (000)                                $  138       $   73         $    20
Ratio of operating expenses to average net assets (%)*****       1.25         1.25++          1.25++
Ratio of net investment income (loss) to average net
  assets (%)                                                     4.88         3.88++          3.58++
Portfolio turnover rate (%)                                       165           93+            134+

Without giving effect to the expense limitations:
    Ratio of expenses to average net assets would have
      been (%)                                                  20.19        24.69++        214.91++
    Net investment income (loss) per share would have been
      ($)                                                       (1.28)       (1.49)***      (23.33)***

*                       FOR THE NINE MONTHS ENDED SEPTEMBER 30, 1998. IN 1998, THE
                        FUNDS' FISCAL YEAR END CHANGED FROM DECEMBER 31 TO
                        SEPTEMBER 30.
**                      COMMENCEMENT OF OPERATIONS ON JANUARY 2, 1997.
***                     PER SHARE NET INVESTMENT INCOME HAS BEEN DETERMINED ON THE
                        BASIS OF THE WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING
                        DURING THE PERIOD.
****                    TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THE ADVISER NOT
                        REDUCED ITS ADVISORY FEES AND/OR BORNE OTHER OPERATING
                        EXPENSES.
*****                   THE ADVISER HAS AGREED TO REIMBURSE A PORTION OF THE FUND'S
                        EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE
                        FUND'S RATIO OF OPERATING EXPENSES WOULD HAVE BEEN HIGHER.
+                       PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
++                      ANNUALIZED FOR PERIODS LESS THAN ONE YEAR.

                                                       LOOMIS SAYLES FUNDS    57

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
                       THIS PAGE INTENTIONALLY LEFT BLANK

FOR MORE INFORMATION ABOUT THE FUNDS:

The Funds' statement of additional information (SAI) and annual and semi-annual reports to shareholders provide additional information about the Funds. The SAI and the auditor's report and financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means that they are part of this Prospectus for legal purposes.

In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the last fiscal year.

You may get free copies of these materials, request other information about the Funds and other Loomis Sayles Funds, or make shareholder inquiries by contacting your financial adviser, by visiting the Loomis Sayles web site at http://www.loomissayles.com, or by calling Loomis Sayles toll-free at 800-633-3330.

You may review and copy information about the Funds, including the SAI, at the Securities and Exchange Commission's Public Reference Room in Washington, DC. You may call the Commission at 202-942-8090 for information about the operation of the Public Reference Room. You also may access reports and other information about the Funds on the EDGAR Database on the Commission's web site at http://www.sec.gov. You may obtain these reports and other information about the Funds, with payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-0102, or via e-mail (publicinfo@sec.gov). You may need to refer to the Funds' file number, which is listed at the bottom of this page.

Loomis Sayles Funds
One Financial Center
Boston, MA 02111
800-633-3330
www.loomissayles.com

File No. 811-6241

                EQUITY FUNDS
                Loomis Sayles Funds
                One Financial Center
                Boston, MA 02111
                800-633-3330
                www.loomissayles.com











                512183